JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 29.4%
FHLMC REMIC
Series 2488, Class GM, 6.00%, 8/15/2032	38,264	41,744
Series 4151, Class YC, 2.50%, 1/15/2033	230,088	225,857
Series 2740, Class PE, 5.50%, 1/15/2034	141,043	157,763
Series 2943, Class ZC, 5.00%, 2/15/2034	49,139	53,720
Series 2768, Class PK, 5.00%, 3/15/2034	37,345	40,305
Series 3237, Class CE, 5.50%, 11/15/2036	50,000	59,766
Series 3249, Class CB, 4.25%, 12/15/2036	43,492	46,607
Series 3258, Class XX, 5.50%, 12/15/2036	53,000	60,155
Series 4031, Class AB, 5.50%, 6/15/2037	163,735	183,283
Series 3404, Class DC, 5.50%, 1/15/2038	50,000	59,006
Series 3601, Class HB, 5.00%, 11/15/2039	25,000	29,966
Series 3626, Class ME, 5.00%, 1/15/2040	29,000	33,336
Series 3680, Class ZA, 4.50%, 6/15/2040	171,078	184,397
Series 3777, Class WA, 4.00%, 12/15/2040	155,026	164,333
Series 3772, Class NE, 4.50%, 12/15/2040	180,000	203,804
Series 3939, Class AZ, 4.00%, 3/15/2041	216,907	225,699
Series 4240, Class DK, 4.00%, 11/15/2042	83,839	88,961
Series 4283, Class EW, 4.50%, 12/15/2043 (a)	142,854	153,195
FNMA REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	112,974	120,603
Series 2003-32, Class UJ, 5.50%, 5/25/2033	31,718	35,355
Series 2003-82, Class Z, 5.50%, 8/25/2033	49,656	55,166
Series 2004-17, Class H, 5.50%, 4/25/2034	116,577	131,284
Series 2004-31, Class MZ, 4.25%, 5/25/2034	28,343	32,248
Series 2004-36, Class CB, 5.00%, 5/25/2034	28,000	31,107
Series 2004-91, Class BR, 5.50%, 12/25/2034	42,010	47,403
Series 2009-13, Class PM, 4.00%, 4/25/2035	134,698	138,352
Series 2005-29, Class WQ, 5.50%, 4/25/2035	140,371	157,153
Series 2005-109, Class GD, 6.00%, 10/25/2035	20,859	22,980
Series 2015-65, Class LD, 3.50%, 1/25/2036	80,000	84,651
Series 2005-122, Class PY, 6.00%, 1/25/2036	71,000	84,380
Series 2006-24, Class Z, 5.50%, 4/25/2036	134,886	147,829
Series 2007-36, Class PH, 5.50%, 4/25/2037	37,631	42,439
Series 2007-60, Class ZB, 4.75%, 5/25/2037	249,872	276,448
Series 2009-42, Class TZ, 4.50%, 3/25/2039	211,531	236,494
Series 2009-66, Class KE, 4.00%, 9/25/2039	74,924	78,773
Series 2009-105, Class DB, 4.50%, 12/25/2039	25,000	28,259
Series 2010-43, Class EM, 5.00%, 5/25/2040	20,600	24,721
Series 2010-87, Class PJ, 3.50%, 6/25/2040	39,006	39,951
Series 2010-59, Class EB, 5.00%, 6/25/2040	300,000	362,614
Series 2011-146, Class LX, 3.50%, 10/25/2040	200,000	208,526
Series 2011-1, Class QA, 4.50%, 10/25/2040	106,778	112,220
Series 2010-133, Class GP, 4.00%, 11/25/2040	250,000	275,420
Series 2010-123, Class KU, 4.50%, 11/25/2040	123,589	138,278
Series 2010-129, Class PZ, 4.50%, 11/25/2040	232,841	253,206
Series 2010-136, Class CY, 4.00%, 12/25/2040	290,000	315,413
Series 2010-141, Class AL, 4.00%, 12/25/2040	231,000	244,148
Series 2010-154, Class KZ, 4.50%, 1/25/2041	42,763	52,074
Series 2011-55, Class BZ, 3.50%, 6/25/2041	164,843	172,234

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2011-115, Class UC, 4.00%, 11/25/2041	70,000	79,365
Series 2013-114, Class LM, 4.00%, 3/25/2042	200,000	216,591
Series 2012-120, Class PA, 3.50%, 10/25/2042	98,237	102,187
Series 2014-19, Class Z, 4.50%, 4/25/2044	252,240	286,328
Series 2015-61, Class PV, 3.50%, 5/25/2044	23,236	24,314
Series 2016-32, Class PA, 3.00%, 12/25/2045	166,061	170,355
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	107,198	113,673
Series 2004-55, Class MC, 5.50%, 7/20/2034	25,874	28,841
Series 2005-16, Class CA, 5.00%, 2/20/2035	29,000	32,893
Series 2005-17, Class GE, 5.00%, 2/20/2035	181,999	200,336
Series 2008-25, Class AD, 4.50%, 3/20/2038	132,357	140,923
Series 2009-16, Class ZD, 6.00%, 3/20/2039	173,366	196,049
Series 2009-58, Class PA, 4.50%, 7/20/2039	219,673	235,205
Series 2010-69, Class ME, 3.00%, 4/20/2040	91,848	92,622

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,543,348)		7,881,308

ASSET-BACKED SECURITIES — 28.8%
ACC Trust Series 2018-1, Class A, 3.70%, 12/21/2020 (b)	30,610	30,650
American Credit Acceptance Receivables Trust
Series 2016-3, Class C, 4.26%, 8/12/2022 (b)	58,000	58,484
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	41,213	41,220
Series 2017-1, Class D, 3.54%, 3/13/2023 (b)	230,000	231,286
AmeriCredit Automobile Receivables Series 2015-4, Class D, 3.72%, 12/8/2021	225,000	227,379
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048‡ (b)	16,192	16,116
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	48,216	48,250
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	168,449	172,135
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	170,358	174,231
Capital Auto Receivables Asset Trust Series 2016-2, Class B, 2.11%, 3/22/2021	125,000	124,608
CLUB Credit Trust Series 2018-NP1, Class B, 3.67%, 5/15/2024‡ (b)	40,886	40,891
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	200,000	201,430
Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	100,000	100,469
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 5/17/2027 (b)	250,000	253,168
Drive Auto Receivables Trust Series 2016-BA, Class C, 3.19%, 7/15/2022 (b)	2,775	2,775
DT Auto Owner Trust
Series 2017-3A, Class B, 2.40%, 5/17/2021 (b)	24,172	24,167
Series 2018-1A, Class B, 3.04%, 1/18/2022 (b)	98,000	98,111
Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	150,000	150,823
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	88,000	89,196
Series 2019-1A, Class C, 3.61%, 11/15/2024 (b)	90,000	91,546
Engs Commercial Finance Trust Series 2018-1A, Class A2, 3.39%, 2/22/2023 (b)	100,000	101,247
Exeter Automobile Receivables Trust
Series 2017-3A, Class A, 2.05%, 12/15/2021 (b)	47,226	47,153
Series 2017-1A, Class B, 3.00%, 12/15/2021 (b)	30,234	30,247
Series 2018-2A, Class B, 3.27%, 5/16/2022 (b)	100,000	100,312
First Investors Auto Owner Trust Series 2015-1A, Class D, 3.59%, 1/18/2022 (b)	100,000	100,169

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016-2A, Class C, 2.53%, 7/15/2022 (b)	200,000	199,146
Series 2018-1A, Class A2, 3.22%, 1/17/2023 (b)	45,000	45,323
Series 2019-1A, Class B, 3.02%, 3/17/2025 (b)	120,000	121,683
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	100,000	103,964
Series 2017-2, Class B, 2.57%, 4/15/2023 (b)	115,000	114,917
Series 2018-2, Class B, 3.56%, 5/15/2023 (b)	150,000	152,318
Series 2017-4, Class C, 2.92%, 11/15/2023 (b)	150,000	150,663
Series 2019-1, Class D, 4.08%, 2/18/2025 (b)	167,000	172,757
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	87,363	88,089
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	61,094	61,538
Series 2019-2A, Class A, 3.06%, 4/17/2023 (b)	90,000	90,403
GLS Auto Receivables Trust
Series 2018-3A, Class A, 3.35%, 8/15/2022 (b)	91,273	91,611
Series 2018-3A, Class B, 3.78%, 8/15/2023 (b)	100,000	101,593
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	159,824	165,478
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	95,303	98,736
Hyundai Auto Lease Securitization Trust Series 2019-A, Class A3, 2.98%, 7/15/2022 (b)	150,000	151,700
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	68,510	68,654
Marlette Funding Trust
Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	39,119	39,129
Series 2019-1A, Class A, 3.44%, 4/16/2029 (b)	263,362	265,349
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	104,000	104,715
OneMain Direct Auto Receivables Trust Series 2017-2A, Class B, 2.55%, 11/14/2023 (b)	100,000	99,711
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡ (b)	140,000	141,487
Series 2016-2A, Class A, 4.10%, 3/20/2028 (b)	1,076	1,077
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	62,864	63,128
Progress Residential Trust Series 2015-SFR3, Class A, 3.07%, 11/12/2032‡ (b)	98,986	99,081
Prosper Marketplace Issuance Trust
Series 2018-1A, Class A, 3.11%, 6/17/2024 (b)	48,668	48,678
Series 2018-2A, Class A, 3.35%, 10/15/2024 (b)	79,148	79,352
Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	150,000	149,994
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	78,000	77,927
Series 2018-1, Class B, 2.63%, 7/15/2022	177,000	177,104
Series 2017-3, Class C, 2.76%, 12/15/2022	39,000	39,083
Series 2019-1, Class B, 3.21%, 9/15/2023	90,000	91,176
Santander Retail Auto Lease Trust Series 2018-A, Class D, 3.75%, 12/20/2022 (b)	200,000	202,109
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.05%, 12/26/2025 (b)	57,066	57,224
Series 2017-1, Class A, 3.28%, 1/26/2026 (b)	63,881	64,263
Series 2017-2, Class A, 3.28%, 2/25/2026 (b)	65,949	66,352
SoFi Consumer Loan Program Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (b)	66,083	66,112
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	5,118	5,119
Series 2015-BA, Class B, 3.80%, 5/15/2028‡ (b)	100,000	101,487
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021 (b)	58,986	59,797

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024 (b)	250,000	254,529
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057‡ (a) (b)	81,839	81,824
VOLT LXIX LLC
Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048‡ (b) (c)	89,186	89,717
Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048‡ (b) (c)	100,000	100,961
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048‡ (b) (c)	74,014	74,300
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡ (b) (c)	91,810	92,696
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (b)	184,746	186,112
Series 2018-1A, Class B, 3.58%, 12/20/2031‡ (b)	184,746	185,587
Westlake Automobile Receivables Trust Series 2016-2A, Class C, 2.83%, 5/17/2021 (b)	3,012	3,012

TOTAL ASSET-BACKED SECURITIES (Cost $7,617,843)		7,702,828

CORPORATE BONDS — 23.9%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.
3.20%, 2/1/2027	30,000	30,078
3.85%, 4/15/2045	20,000	19,738
Rockwell Collins, Inc.
2.80%, 3/15/2022	20,000	20,012
3.50%, 3/15/2027	15,000	15,154
United Technologies Corp. 2.80%, 5/4/2024	25,000	25,000

		109,982

Automobiles — 0.4%
General Motors Co. 5.15%, 4/1/2038	30,000	27,523
Hyundai Capital America 3.45%, 3/12/2021 (b)	30,000	30,301
Nissan Motor Acceptance Corp. 3.15%, 3/15/2021 (b)	60,000	60,280

		118,104

Banks — 4.6%
Australia & New Zealand Banking Group Ltd. (Australia) 5.10%, 1/13/2020 (b)	100,000	101,515
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (d)	65,000	64,870
4.20%, 8/26/2024	60,000	62,842
5.00%, 1/21/2044	55,000	63,825
Bank of Montreal (Canada) 2.10%, 6/15/2020	70,000	69,718
Bank of Nova Scotia (The) (Canada) 3.13%, 4/20/2021	60,000	60,838
Citigroup, Inc.
3.75%, 6/16/2024	41,000	42,607
3.30%, 4/27/2025	19,000	19,308
8.13%, 7/15/2039	30,000	46,410
Citizens Financial Group, Inc. 2.38%, 7/28/2021	50,000	49,623
Commonwealth Bank of Australia (Australia)
2.25%, 3/10/2020 (b)	30,000	29,942
3.45%, 3/16/2023 (b)	70,000	71,976
Fifth Third Bancorp 3.65%, 1/25/2024	35,000	36,403
Huntington Bancshares, Inc. 2.30%, 1/14/2022	50,000	49,638
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	45,000	46,127
3.78%, 3/2/2025	45,000	47,259
PNC Financial Services Group, Inc. (The) 5.13%, 2/8/2020	35,000	35,578
Regions Financial Corp. 2.75%, 8/14/2022	40,000	40,074
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	30,000	30,020
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	30,000	29,709
3.10%, 1/17/2023	25,000	25,369
3.36%, 7/12/2027	25,000	25,826
SunTrust Bank 2.25%, 1/31/2020	25,000	24,934

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	70,000	71,182
4.65%, 11/4/2044	30,000	31,685
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	65,000	64,726

		1,242,004

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	30,000	30,547
4.90%, 2/1/2046	25,000	25,774
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.95%, 1/15/2042	30,000	31,258
Molson Coors Brewing Co. 4.20%, 7/15/2046	15,000	13,761

		101,340

Biotechnology — 0.3%
Amgen, Inc. 4.95%, 10/1/2041	15,000	16,096
Celgene Corp.
3.25%, 8/15/2022	15,000	15,335
4.63%, 5/15/2044	10,000	10,954
Gilead Sciences, Inc.
3.70%, 4/1/2024	30,000	31,258
4.80%, 4/1/2044	15,000	16,233

		89,876

Building Products — 0.2%
Masco Corp. 4.45%, 4/1/2025	25,000	26,181
Owens Corning 4.20%, 12/15/2022	15,000	15,517

		41,698

Capital Markets — 1.5%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	25,000	26,661
Credit Suisse AG (Switzerland) 5.40%, 1/14/2020	25,000	25,386
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15,000	20,623
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	50,000	52,087
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65,000	64,532
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	10,000	10,198
6.25%, 1/14/2021 (b)	30,000	31,570
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	20,000	19,936
Morgan Stanley
2.63%, 11/17/2021	45,000	44,760
3.13%, 1/23/2023	30,000	30,267
4.00%, 7/23/2025	60,000	62,745
3.95%, 4/23/2027	25,000	25,512

		414,277

Chemicals — 0.8%
DowDuPont, Inc. 4.49%, 11/15/2025	100,000	107,511
Mosaic Co. (The)
3.25%, 11/15/2022	10,000	10,109
4.05%, 11/15/2027	10,000	10,097
5.63%, 11/15/2043	10,000	10,489
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	20,000	19,705
6.13%, 1/15/2041	20,000	23,460
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	35,000	34,947

		216,318

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30,000	29,494

Consumer Finance — 0.6%
American Express Co. 2.50%, 8/1/2022	30,000	29,862
Capital One Financial Corp.
4.75%, 7/15/2021	15,000	15,652
4.20%, 10/29/2025	15,000	15,519
3.75%, 3/9/2027	25,000	24,989
General Motors Financial Co., Inc.
4.20%, 3/1/2021	25,000	25,404
3.25%, 1/5/2023	20,000	19,796
HSBC Finance Corp. 6.68%, 1/15/2021	30,000	31,578

		162,800

Diversified Financial Services — 0.3%
ORIX Corp. (Japan) 3.70%, 7/18/2027	30,000	31,222
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	25,000	31,111
Voya Financial, Inc. 3.65%, 6/15/2026	20,000	20,203

		82,536

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.00%, 6/30/2022	25,000	25,194
3.40%, 5/15/2025	30,000	30,314
5.35%, 9/1/2040	65,000	69,970
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	10,000	10,213
5.46%, 2/16/2021	10,000	10,459
7.05%, 6/20/2036	15,000	18,628
Verizon Communications, Inc.
4.33%, 9/21/2028	41,000	44,364
4.86%, 8/21/2046	55,000	60,605

		269,747

Electric Utilities — 1.1%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20,000	23,918
Duke Energy Corp.
1.80%, 9/1/2021	15,000	14,755
2.65%, 9/1/2026	25,000	24,120
3.75%, 9/1/2046	25,000	23,404
Emera US Finance LP (Canada)
2.15%, 6/15/2019	10,000	9,997
3.55%, 6/15/2026	10,000	10,058
4.75%, 6/15/2046	10,000	10,441
Entergy Louisiana LLC 4.00%, 3/15/2033	40,000	43,498
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19,000	18,534
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15,000	16,602
LG&E & KU Energy LLC 3.75%, 11/15/2020	20,000	20,267
Metropolitan Edison Co. 3.50%, 3/15/2023 (b)	15,000	15,362
PNM Resources, Inc. 3.25%, 3/9/2021	15,000	15,101
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20,000	19,628
Southern Co. (The) 3.25%, 7/1/2026	30,000	29,929

		295,614

Electrical Equipment — 0.2%
Eaton Corp.
2.75%, 11/2/2022	20,000	20,043
3.10%, 9/15/2027	25,000	25,012

		45,055

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.25%, 9/8/2024	25,000	24,582

Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/2025	25,000	25,753
4.50%, 11/15/2041	10,000	9,971
Schlumberger Holdings Corp. 4.30%, 5/1/2029 (b)	30,000	31,192

		66,916

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp. 5.00%, 2/15/2024	30,000	32,679
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25,000	25,252
EPR Properties
5.25%, 7/15/2023	15,000	15,980
4.50%, 6/1/2027	10,000	10,310
Host Hotels & Resorts LP
5.25%, 3/15/2022	15,000	15,754
3.88%, 4/1/2024	15,000	15,348
Liberty Property LP 4.40%, 2/15/2024	35,000	37,131
Life Storage LP 4.00%, 6/15/2029	5,000	5,041
National Retail Properties, Inc.
3.80%, 10/15/2022	20,000	20,643
4.00%, 11/15/2025	20,000	20,849
Office Properties Income Trust
3.75%, 8/15/2019	20,000	20,017
3.60%, 2/1/2020	20,000	20,061
Realty Income Corp.
3.25%, 10/15/2022	20,000	20,347
3.65%, 1/15/2028	25,000	25,995
VEREIT Operating Partnership LP
4.13%, 6/1/2021	15,000	15,334
4.88%, 6/1/2026	10,000	10,620
Welltower, Inc. 4.00%, 6/1/2025	25,000	26,169

		337,530

Food & Staples Retailing — 0.3%
Kroger Co. (The) 5.15%, 8/1/2043	20,000	20,494
Sysco Corp.
3.55%, 3/15/2025	20,000	20,638
4.45%, 3/15/2048	30,000	31,138

		72,270

Food Products — 0.6%
Campbell Soup Co.
3.65%, 3/15/2023	20,000	20,402
3.80%, 8/2/2042	20,000	16,799
Conagra Brands, Inc.
4.60%, 11/1/2025	5,000	5,329
5.30%, 11/1/2038	5,000	5,274

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
3.95%, 7/15/2025	20,000	20,327
6.50%, 2/9/2040	15,000	16,922
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20,000	22,602
Tyson Foods, Inc.
4.50%, 6/15/2022	15,000	15,735
3.95%, 8/15/2024	15,000	15,691
5.15%, 8/15/2044	10,000	10,819

		149,900

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories
2.55%, 3/15/2022	15,000	15,009
3.75%, 11/30/2026	17,000	17,952
4.75%, 11/30/2036	15,000	17,081
Becton Dickinson and Co.
2.89%, 6/6/2022	10,000	10,044
3.70%, 6/6/2027	15,000	15,375
Boston Scientific Corp. 3.85%, 5/15/2025	25,000	26,206
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	6,000	6,150
3.55%, 4/1/2025	10,000	10,136

		117,953

Health Care Providers & Services — 0.7%
Aetna, Inc. 2.80%, 6/15/2023	35,000	34,787
Anthem, Inc.
3.70%, 8/15/2021	15,000	15,295
3.35%, 12/1/2024	15,000	15,288
4.63%, 5/15/2042	20,000	20,808
CVS Health Corp.
3.70%, 3/9/2023	30,000	30,664
4.30%, 3/25/2028	41,000	42,250
4.78%, 3/25/2038	27,000	26,906

		185,998

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 3.80%, 4/1/2028	35,000	36,698
Starbucks Corp. 4.45%, 8/15/2049	15,000	15,468

		52,166

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC 5.75%, 10/1/2041	45,000	48,743

Industrial Conglomerates — 0.4%
General Electric Co.
3.38%, 3/11/2024	40,000	40,489
4.13%, 10/9/2042	35,000	31,183
Roper Technologies, Inc. 2.80%, 12/15/2021	30,000	30,037

		101,709

Insurance — 1.8%
American Financial Group, Inc. 3.50%, 8/15/2026	20,000	19,941
American International Group, Inc.
3.30%, 3/1/2021	10,000	10,099
3.75%, 7/10/2025	20,000	20,429
3.88%, 1/15/2035	25,000	24,062
4.38%, 1/15/2055	15,000	14,196
Athene Global Funding 3.00%, 7/1/2022 (b)	25,000	25,142
Athene Holding Ltd. 4.13%, 1/12/2028	10,000	9,811
Cincinnati Financial Corp. 6.92%, 5/15/2028	20,000	25,240
Lincoln National Corp.
4.20%, 3/15/2022	15,000	15,645
3.63%, 12/12/2026	15,000	15,467
4.35%, 3/1/2048	20,000	20,581
Markel Corp.
3.50%, 11/1/2027	20,000	19,510
5.00%, 5/20/2049	15,000	15,429
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	15,000	15,220
4.38%, 3/15/2029	30,000	32,224
Metropolitan Life Global Funding I 2.00%, 4/14/2020 (b)	150,000	149,350
Principal Financial Group, Inc. 3.70%, 5/15/2029	5,000	5,108
Prudential Financial, Inc. 3.88%, 3/27/2028	30,000	31,970

		469,424

IT Services — 0.0% (e)
Western Union Co. (The) 3.60%, 3/15/2022	10,000	10,184

Media — 0.7%
Charter Communications Operating LLC 5.75%, 4/1/2048	10,000	10,545
Comcast Corp.
3.38%, 2/15/2025	30,000	30,851
3.15%, 3/1/2026	30,000	30,436
3.20%, 7/15/2036	40,000	37,365
6.40%, 5/15/2038	30,000	39,639
Cox Communications, Inc.
3.15%, 8/15/2024 (b)	25,000	25,146
4.60%, 8/15/2047 (b)	15,000	14,856
Fox Corp. 4.71%, 1/25/2029 (b)	10,000	10,936

		199,774

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (b)	15,000	15,537

Multiline Retail — 0.0% (e)
Dollar General Corp. 4.13%, 5/1/2028	5,000	5,207

Multi-Utilities — 0.3%
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	25,000	24,385
Series C, 4.05%, 9/15/2042	20,000	19,643
Sempra Energy
2.40%, 3/15/2020	20,000	19,960
3.80%, 2/1/2038	25,000	23,511

		87,499

Oil, Gas & Consumable Fuels — 2.3%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	30,000	31,175
Boardwalk Pipelines LP 5.95%, 6/1/2026	20,000	21,929
Buckeye Partners LP
4.35%, 10/15/2024	10,000	9,823
5.85%, 11/15/2043	10,000	9,225
Canadian Natural Resources Ltd. (Canada)
3.80%, 4/15/2024	15,000	15,439
6.45%, 6/30/2033	15,000	18,493
Cenovus Energy, Inc. (Canada) 3.00%, 8/15/2022	25,000	24,888
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	20,000	21,275
Enterprise Products Operating LLC
5.25%, 1/31/2020	25,000	25,401
3.75%, 2/15/2025	30,000	31,092
5.10%, 2/15/2045	15,000	16,204
Kinder Morgan Energy Partners LP 3.95%, 9/1/2022	25,000	25,814
Marathon Petroleum Corp. 6.50%, 3/1/2041	15,000	18,231
MPLX LP
4.13%, 3/1/2027	15,000	15,200
4.50%, 4/15/2038	10,000	9,510
Nexen, Inc. (China) 5.88%, 3/10/2035	20,000	24,641
Noble Energy, Inc. 5.05%, 11/15/2044	30,000	30,475
ONEOK Partners LP 4.90%, 3/15/2025	30,000	32,233
Petro-Canada (Canada) 5.35%, 7/15/2033	20,000	22,923
Petroleos Mexicanos (Mexico) 6.50%, 1/23/2029	13,000	12,816
Phillips 66
3.90%, 3/15/2028	20,000	20,595
4.88%, 11/15/2044	20,000	21,841
Spectra Energy Partners LP 4.50%, 3/15/2045	20,000	20,618
Sunoco Logistics Partners Operations LP
5.95%, 12/1/2025	15,000	16,781
4.00%, 10/1/2027	10,000	9,920
5.35%, 5/15/2045	30,000	29,911
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	25,000	27,198
4.63%, 3/1/2034	15,000	15,812
5.00%, 10/16/2043	10,000	10,647
Williams Cos., Inc. (The) 3.90%, 1/15/2025	20,000	20,588

		610,698

Pharmaceuticals — 0.2%
Allergan Funding SCS
3.00%, 3/12/2020	10,000	10,011
4.55%, 3/15/2035	10,000	9,705
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	30,000	29,731

		49,447

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30,000	32,673
ERAC USA Finance LLC 5.63%, 3/15/2042 (b)	30,000	35,194

		67,867

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp.
2.65%, 1/15/2023	20,000	19,478
3.88%, 1/15/2027	25,000	23,776

		43,254

Software — 0.5%
Microsoft Corp. 4.20%, 11/3/2035	60,000	67,001
Oracle Corp. 3.85%, 7/15/2036	60,000	61,173

		128,174

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	25,000	26,520

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.75%, 1/13/2025	30,000	30,095
4.65%, 2/23/2046	30,000	34,024
Dell International LLC 4.42%, 6/15/2021 (b)	25,000	25,620

		89,739

Tobacco — 0.2%
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020 (b)	30,000	29,991
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	35,000	36,310

		66,301

Trading Companies & Distributors — 0.4%
Air Lease Corp. 3.50%, 1/15/2022	25,000	25,378
Aviation Capital Group LLC
2.88%, 1/20/2022 (b)	30,000	30,006
3.50%, 11/1/2027 (b)	20,000	19,279
International Lease Finance Corp. 4.63%, 4/15/2021	35,000	35,902

		110,565

Wireless Telecommunication Services — 0.2%
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	20,000	20,515
4.38%, 5/30/2028	25,000	26,070
5.00%, 5/30/2038	11,000	11,270

		57,855

TOTAL CORPORATE BONDS (Cost $6,249,326)		6,414,657

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035‡ (a) (b)	100,000	99,115
Series 2018-20TS, Class E, 3.10%, 5/15/2035‡ (a) (b)	100,000	97,995
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	24,674	24,968
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8,323	8,733
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	14,521	14,976
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	15,000	15,711
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	30,000	31,477
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	24,092	25,116
Core Industrial Trust Series 2015-CALW, Class A, 3.04%, 2/10/2034 (b)	42,690	43,470
FHLMC Multifamily Structured Pass-Through Certificates
Series K731, Class AM, 3.60%, 2/25/2025 (a)	200,000	210,188
Series K090, Class A2, 3.42%, 2/25/2029	120,000	127,156
FREMF Mortgage Trust Series 2013-K26, Class B, 3.60%, 12/25/2045 (a) (b)	99,000	102,101
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class AS, 3.64%, 11/21/2035‡ (a) (b)	150,000	149,983
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111,000	119,692
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (a)	50,000	54,611
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-FL6, Class B, 4.72%, 11/15/2031‡ (a) (b)	151,880	151,880
Series 2013-LC11, Class A4, 2.69%, 4/15/2046	13,593	13,734
Series 2011-C5, Class B, 5.37%, 8/15/2046 (a) (b)	169,000	177,348
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.20%, 11/15/2045 (a)	30,000	32,361

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
JPMCC Re-REMIC Trust Series 2014-FRR1, Class BK10, 2.49%, 11/27/2049‡ (a) (b)	180,000	176,826
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class A2, 3.19%, 10/15/2047	78,473	78,417
Series 2015-C27, Class A3, 3.47%, 12/15/2047	130,000	134,989
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	130,000	135,019
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	28,283	28,587

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,990,919)		2,054,453

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds 3.75%, 11/15/2043	7,000	8,541
U.S. Treasury Notes
2.63%, 2/28/2023	265,000	271,770
2.75%, 2/15/2028	230,000	241,733
2.88%, 5/15/2028	17,600	18,687

TOTAL U.S. TREASURY OBLIGATIONS (Cost $518,560)		540,731

MORTGAGE-BACKED SECURITIES — 1.5%
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	134,122	144,054
Pool # AM5940, 3.24%, 6/1/2026	68,832	72,360
Pool # AM6428, 3.58%, 8/1/2029	87,920	94,851
Pool # AM6430, 3.58%, 8/1/2029	87,920	94,850

TOTAL MORTGAGE-BACKED SECURITIES (Cost $385,166)		406,115

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 7.1%
INVESTMENT COMPANIES — 7.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (f) (g) (Cost $1,895,548)	1,895,172	1,895,741

Total Investments — 100.4% (Cost $26,200,710)		26,895,833
Liabilities in Excess of Other Assets — (0.4%)		(97,084)

Net Assets — 100.0%		26,798,749

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GS	Goldman Sachs
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	United States Dollar

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$6,678,681	$1,024,147	$7,702,828
Collateralized Mortgage Obligations	—	7,881,308	—	7,881,308
Commercial Mortgage-Backed Securities	—	1,378,654	675,799	2,054,453
Corporate Bonds	—	6,414,657	—	6,414,657
Mortgage-Backed Securities	—	406,115	—	406,115
U.S. Treasury Obligations	—	540,731	—	540,731
Short-Term Investments
Investment Companies	1,895,741	—	—	1,895,741

Total Investments in Securities	$1,895,741	$23,300,146	$1,699,946	$26,895,833

There were no transfers into and out of level 3 for the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$1,018,884	$—	$7,940	$24	$—	$(125,201)	$122,500	$—	$1,024,147
Commercial Mortgage-Backed Securities	865,834	—	9,280	179	—	(199,494)	—	—	675,799

Total	$1,884,718	$—	$17,220	$203	$—	$(324,695)	$122,500	$—	$1,699,946

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3), amounted to $17,588.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$942,322	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (18.94%	)
			Yield (Discount Rate of Cash Flows)	2.78% - 4.28% (3.39%	)

Asset-Backed Securities	942,322

	525,815	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.26% - 4.61% (3.75%	)

Commercial Mortgage-Backed Securities	525,815

Total	$1,468,137

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was $231,809. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.47% (a) (b)	$983,692	$1,733,430	$821,337	$(48)	$4	$1,895,741	1,895,172	$9,504	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
(c)	Amount rounds to less than one thousand.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — 83.5%
Aerospace & Defense — 1.0%
Arconic, Inc. 5.90%, 2/1/2027		150,000	158,250
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)		10,000	10,200
TransDigm, Inc. 6.25%, 3/15/2026 (a)		45,000	45,900
Triumph Group, Inc. 7.75%, 8/15/2025		90,000	87,075

			301,425

Air Freight & Logistics — 0.3%
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)		75,000	76,069
6.13%, 9/1/2023 (a)		5,000	5,036

			81,105

Auto Components — 3.1%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)		200,000	148,500
Adient US LLC 7.00%, 5/15/2026 (a)		40,000	39,700
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)		30,000	29,796
4.75%, 10/1/2027 (a)		30,000	28,762
5.88%, 6/1/2029 (a)		25,000	25,219
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025		65,000	62,628
6.25%, 3/15/2026		100,000	95,000
6.50%, 4/1/2027		35,000	33,075
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)		110,000	94,600
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)		155,000	160,038
Delphi Technologies plc 5.00%, 10/1/2025 (a)		120,000	102,000
Panther BF Aggregator 2 LP 6.25%, 5/15/2026 (a)		25,000	25,500
Tenneco, Inc.
5.38%, 12/15/2024		35,000	29,890
5.00%, 7/15/2026		33,000	25,039

			899,747

Banks — 0.2%
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (b) (c) (d)		20,000	20,150
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (b) (c) (d)		25,000	25,281

			45,431

Beverages — 0.4%
Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026 (e)	EUR	100,000	112,832

Biotechnology — 0.4%
Grifols SA (Spain) 3.20%, 5/1/2025 (e)	EUR	100,000	113,603

Building Products — 0.8%
American Woodmark Corp. 4.88%, 3/15/2026 (a)		65,000	63,212
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)		35,000	33,425
4.88%, 12/15/2027 (a)		30,000	28,200
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)		35,000	36,313
Standard Industries, Inc. 4.75%, 1/15/2028 (a)		75,000	71,719

			232,869

Capital Markets — 0.1%
MSCI, Inc. 5.38%, 5/15/2027 (a)		30,000	31,538

Chemicals — 3.3%
CeramTec BondCo GmbH (Germany) 5.25%, 12/15/2025 (a)	EUR	100,000	112,574
Chemours Co. (The) 6.63%, 5/15/2023		55,000	54,794
Gates Global LLC 6.00%, 7/15/2022 (a)		36,000	35,775
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)		55,000	55,137
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a) (f)		200,000	194,500
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)		45,000	42,187
5.25%, 6/1/2027 (a)		20,000	18,250
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)		60,000	54,900
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023		100,000	103,375
5.25%, 12/15/2026		65,000	64,512
Solvay Finance SA (Belgium) (EUR Swap Annual 5 Year + 5.22%), 5.87%, 6/3/2024 (b) (c) (d) (e)	EUR	100,000	126,334
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)		65,000	60,288
Venator Finance SARL 5.75%, 7/15/2025 (a)		45,000	40,050

			962,676

Commercial Services & Supplies — 1.7%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)		70,000	69,496
Algeco Global Finance plc (United Kingdom) 6.50%, 2/15/2023 (e)	EUR	100,000	116,262
Aramark Services, Inc. 5.00%, 2/1/2028 (a)		75,000	74,203
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026 (e)	EUR	100,000	114,162
Verisure Midholding AB (Sweden) 5.75%, 12/1/2023 (e)	EUR	100,000	112,711

			486,834

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Communications Equipment — 0.8%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)		150,000	136,125
CommScope, Inc.
6.00%, 3/1/2026 (a)		50,000	50,000
8.25%, 3/1/2027 (a)		40,000	39,600

			225,725

Consumer Finance — 0.1%
Springleaf Finance Corp.
7.13%, 3/15/2026		15,000	15,676
6.63%, 1/15/2028		21,000	21,263

			36,939

Containers & Packaging — 2.5%
Ardagh Packaging Finance plc (Ireland) 6.00%, 2/15/2025 (a)		200,000	198,040
Berry Global Escrow Corp.
4.88%, 7/15/2026 (a)		70,000	69,631
5.63%, 7/15/2027 (a)		25,000	25,188
Crown European Holdings SA 2.63%, 9/30/2024 (e)	EUR	100,000	117,282
Greif, Inc. 6.50%, 3/1/2027 (a)		40,000	40,200
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020		96,911	97,061
(ICE LIBOR USD 3 Month + 3.50%), 6.10%, 7/15/2021 (a) (c)		50,000	50,187
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	100,000	114,374

			711,963

Diversified Consumer Services — 0.6%
Service Corp. International
7.50%, 4/1/2027		110,000	127,820
5.13%, 6/1/2029		35,000	35,604

			163,424

Diversified Telecommunication Services — 8.5%
Altice France SA (France) 7.38%, 5/1/2026 (a)		200,000	195,375
CCO Holdings LLC
5.88%, 4/1/2024 (a)		240,000	248,100
5.75%, 2/15/2026 (a)		465,000	482,437
5.50%, 5/1/2026 (a)		40,000	40,965
5.13%, 5/1/2027 (a)		35,000	35,022
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024 (f)		20,000	21,350
5.63%, 4/1/2025		155,000	149,575
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)		20,000	17,150
8.00%, 10/15/2025 (a)		15,000	12,862
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)		60,000	61,500
Frontier Communications Corp.
7.13%, 1/15/2023		100,000	61,000
11.00%, 9/15/2025		110,000	69,300
8.50%, 4/1/2026 (a)		35,000	33,600
8.00%, 4/1/2027 (a)		45,000	46,687
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023		145,000	130,138
8.00%, 2/15/2024 (a)		100,000	104,100
8.50%, 10/15/2024 (a)		100,000	97,250
9.75%, 7/15/2025 (a)		75,000	76,125
Sprint Capital Corp. 8.75%, 3/15/2032		245,000	281,138
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033		25,000	24,063
Telecom Italia SpA (Italy) 3.63%, 5/25/2026 (e)	EUR	100,000	112,615
Windstream Services LLC 9.00%, 6/30/2025 (a) (g)		199,000	133,081

			2,433,433

Electrical Equipment — 0.5%
Sensata Technologies BV
4.88%, 10/15/2023 (a)		135,000	137,362
5.63%, 11/1/2024 (a)		5,000	5,269

			142,631

Electronic Equipment, Instruments & Components — 0.5%
Anixter, Inc. 6.00%, 12/1/2025 (a)		30,000	31,725
Belden, Inc. 2.88%, 9/15/2025 (e)	EUR	100,000	113,195

			144,920

Energy Equipment & Services — 1.3%
Archrock Partners LP 6.00%, 10/1/2022		10,000	10,000
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026 (a)		35,000	25,375
Nabors Industries, Inc. 5.75%, 2/1/2025		60,000	48,807
Precision Drilling Corp. (Canada)
7.75%, 12/15/2023		35,000	35,437
7.13%, 1/15/2026 (a)		30,000	28,500
Saipem Finance International BV (Italy) 2.75%, 4/5/2022 (e)	EUR	100,000	114,787
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)		28,350	28,421
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)		12,285	12,423
Transocean, Inc.
7.25%, 11/1/2025 (a)		35,000	32,550
7.50%, 1/15/2026 (a)		30,000	28,013

			364,313

Entertainment — 0.8%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025		45,000	40,894
Ascend Learning LLC 6.88%, 8/1/2025 (a)		59,000	59,002
Netflix, Inc.
4.88%, 4/15/2028		70,000	69,140
5.88%, 11/15/2028		47,000	49,350
5.38%, 11/15/2029 (a)		25,000	25,375

			243,761

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) — 2.7%
CoreCivic, Inc. 4.63%, 5/1/2023		75,000	73,687
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)		100,000	100,000
GEO Group, Inc. (The)
5.13%, 4/1/2023		125,000	117,500
5.88%, 10/15/2024		20,000	18,550
GLP Capital LP
5.25%, 6/1/2025		45,000	47,518
5.75%, 6/1/2028		45,000	48,915
Iron Mountain, Inc. 5.75%, 8/15/2024		65,000	64,481
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024		35,000	36,138
5.75%, 2/1/2027 (a)		24,000	24,720
4.50%, 1/15/2028		10,000	9,425
RHP Hotel Properties LP 5.00%, 4/15/2021		50,000	50,063
Uniti Group LP
6.00%, 4/15/2023 (a)		100,000	93,500
8.25%, 10/15/2023		30,000	26,756
7.13%, 12/15/2024 (a)		10,000	8,600
VICI Properties 1 LLC 8.00%, 10/15/2023		53,880	58,460

			778,313

Food & Staples Retailing — 0.4%
Albertsons Cos. LLC 5.75%, 3/15/2025		40,000	38,608
Rite Aid Corp. 6.13%, 4/1/2023 (a)		110,000	90,200

			128,808

Food Products — 0.9%
Post Holdings, Inc.
5.50%, 3/1/2025 (a)		60,000	60,525
5.75%, 3/1/2027 (a)		10,000	10,025
5.63%, 1/15/2028 (a)		25,000	24,781
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (e)	EUR	100,000	100,672
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)		50,000	50,963

			246,966

Gas Utilities — 0.3%
AmeriGas Partners LP
5.50%, 5/20/2025		30,000	30,489
5.88%, 8/20/2026		65,000	67,275

			97,764

Health Care Equipment & Supplies — 0.7%
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (a)		90,000	90,450
Hologic, Inc. 4.38%, 10/15/2025 (a)		35,000	34,606
Mallinckrodt International Finance SA 5.63%, 10/15/2023 (a)		100,000	68,500

			193,556

Health Care Providers & Services — 6.9%
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (f)		75,000	69,937
Community Health Systems, Inc. 8.63%, 1/15/2024 (a)		35,000	35,000
DaVita, Inc. 5.00%, 5/1/2025		120,000	113,400
Encompass Health Corp. 5.75%, 11/1/2024		92,000	92,483
Envision Healthcare Corp. 8.75%, 10/15/2026 (a) (f)		105,000	88,463
HCA, Inc.
5.38%, 2/1/2025		530,000	553,966
5.88%, 2/15/2026		305,000	323,303
5.38%, 9/1/2026		65,000	67,445
5.63%, 9/1/2028		30,000	31,266
5.88%, 2/1/2029		15,000	15,919
Syneos Health, Inc. 7.50%, 10/1/2024 (a)		31,000	32,240
Tenet Healthcare Corp.
8.13%, 4/1/2022		95,000	99,010
6.75%, 6/15/2023		220,000	219,157
4.63%, 7/15/2024		170,000	168,759
6.25%, 2/1/2027 (a)		63,000	64,260

			1,974,608

Health Care Technology — 0.2%
IQVIA, Inc. 4.88%, 5/15/2023 (a)		50,000	50,563

Hotels, Restaurants & Leisure — 4.2%
Boyd Gaming Corp. 6.00%, 8/15/2026		35,000	35,262
Boyne USA, Inc. 7.25%, 5/1/2025 (a)		15,000	16,200
Cirsa Finance International SARL (Spain) 6.25%, 12/20/2023 (e)	EUR	100,000	118,761
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)		45,000	42,403
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026		54,000	54,321
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		10,000	10,412
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		40,000	40,150
4.88%, 4/1/2027		10,000	10,058
Jack Ohio Finance LLC 6.75%, 11/15/2021 (a)		80,000	81,876
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)		60,000	62,100
MGM Resorts International
5.75%, 6/15/2025		50,000	52,438
4.63%, 9/1/2026		390,000	378,300
5.50%, 4/15/2027		70,000	70,656
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)		95,000	95,730
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)		5,000	4,938
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)		25,000	25,719
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)		120,000	117,600

			1,216,924

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Household Durables — 0.4%
Tempur Sealy International, Inc. 5.63%, 10/15/2023		120,000	121,212

Household Products — 1.2%
Central Garden & Pet Co.
6.13%, 11/15/2023		100,000	103,250
5.13%, 2/1/2028		40,000	38,400
Energizer Holdings, Inc.
5.50%, 6/15/2025 (a)		50,000	49,360
7.75%, 1/15/2027 (a)		85,000	88,613
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023 (a)		15,000	12,975
Spectrum Brands, Inc. 5.75%, 7/15/2025		60,000	60,897

			353,495

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp. 5.25%, 6/1/2026 (a)		20,000	19,576
Vistra Energy Corp. 5.88%, 6/1/2023		80,000	81,600

			101,176

IT Services — 1.6%
First Data Corp.
5.38%, 8/15/2023 (a)		10,000	10,130
5.75%, 1/15/2024 (a)		295,000	301,859
Gartner, Inc. 5.13%, 4/1/2025 (a)		25,000	25,187
GCI LLC 6.88%, 4/15/2025		20,000	20,650
Zayo Group LLC 6.38%, 5/15/2025		100,000	102,875

			460,701

Leisure Products — 0.8%
Mattel, Inc. 6.75%, 12/31/2025 (a)		105,000	103,395
Vista Outdoor, Inc. 5.88%, 10/1/2023		125,000	117,660

			221,055

Life Sciences Tools & Services — 0.3%
Avantor, Inc. 6.00%, 10/1/2024 (a)		70,000	72,695

Machinery — 1.8%
Colfax Corp. 6.00%, 2/15/2024 (a)		10,000	10,333
EnPro Industries, Inc. 5.75%, 10/15/2026		38,000	38,190
Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)		55,000	50,187
Mueller Water Products, Inc. 5.50%, 6/15/2026 (a)		20,000	20,200
Novelis Corp. 5.88%, 9/30/2026 (a)		65,000	63,335
RBS Global, Inc. 4.88%, 12/15/2025 (a)		20,000	19,650
SPX FLOW, Inc.
5.63%, 8/15/2024 (a)		45,000	46,012
5.88%, 8/15/2026 (a)		15,000	15,450
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)		25,000	26,000
Terex Corp. 5.63%, 2/1/2025 (a)		65,000	63,619
TriMas Corp. 4.88%, 10/15/2025 (a)		30,000	29,625
Wabash National Corp. 5.50%, 10/1/2025 (a)		35,000	32,988
Welbilt, Inc. 9.50%, 2/15/2024		100,000	107,500

			523,089

Media — 9.8%
Altice Luxembourg SA (Luxembourg)
7.25%, 5/15/2022 (e)	EUR	110,000	124,907
7.75%, 5/15/2022 (a)		200,000	203,500
10.50%, 5/15/2027 (a)		200,000	200,038
AMC Networks, Inc. 5.00%, 4/1/2024		45,000	44,823
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022		305,000	311,100
9.25%, 2/15/2024 (a)		150,000	160,455
DISH DBS Corp.
5.00%, 3/15/2023		175,000	164,063
5.88%, 11/15/2024		465,000	417,370
7.75%, 7/1/2026		60,000	54,930
Entercom Media Corp.
7.25%, 11/1/2024 (a)		50,000	51,125
6.50%, 5/1/2027 (a)		25,000	25,375
Gray Television, Inc. 7.00%, 5/15/2027 (a)		35,000	37,073
iHeartCommunications, Inc.
6.38%, 5/1/2026		9,018	9,367
8.38%, 5/1/2027		16,344	17,100
Meredith Corp. 6.88%, 2/1/2026		60,000	61,794
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)		25,000	25,187
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)		100,000	101,000
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (a)		175,000	179,848
5.38%, 4/15/2025 (a)		120,000	120,842
5.38%, 7/15/2026 (a)		10,000	10,072
Telenet Finance VI Luxembourg SCA (Luxembourg) 4.88%, 7/15/2027 (e)	EUR	90,000	108,029
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)		200,000	208,070
5.13%, 4/15/2027 (a)		25,000	25,125
Ziggo Bond Co. BV (Netherlands) 4.63%, 1/15/2025 (e)	EUR	125,000	141,984

			2,803,177

Metals & Mining — 1.2%
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (a)		200,000	204,000
Freeport-McMoRan, Inc.
3.88%, 3/15/2023		120,000	115,558
4.55%, 11/14/2024		40,000	38,600

			358,158

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Multiline Retail — 0.4%
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021 (a)		45,000	22,950
8.75% (cash), 10/15/2021 (a) (h)		167,116	86,065

			109,015

Oil, Gas & Consumable Fuels — 7.1%
Andeavor Logistics LP 5.25%, 1/15/2025		20,000	21,015
Antero Midstream Partners LP 5.38%, 9/15/2024		40,000	39,482
Blue Racer Midstream LLC
6.13%, 11/15/2022 (a)		80,000	79,600
6.63%, 7/15/2026 (a)		25,000	25,125
Brazos Valley Longhorn LLC 6.88%, 2/1/2025		65,000	63,538
Carrizo Oil & Gas, Inc. 8.25%, 7/15/2025		15,000	14,625
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025		35,000	37,566
5.13%, 6/30/2027		30,000	31,051
Chesapeake Energy Corp.
8.00%, 1/15/2025 (f)		75,000	69,000
8.00%, 6/15/2027 (f)		35,000	30,975
Covey Park Energy LLC 7.50%, 5/15/2025 (a)		55,000	48,950
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (i)		50,000	50,415
5.63%, 5/1/2027 (a)		30,000	29,400
DCP Midstream Operating LP 5.38%, 7/15/2025		16,000	16,625
Denbury Resources, Inc. 9.25%, 3/31/2022 (a)		48,000	46,320
EnLink Midstream LLC 5.38%, 6/1/2029		14,000	13,947
EnLink Midstream Partners LP
4.40%, 4/1/2024		40,000	39,300
4.85%, 7/15/2026		20,000	19,600
EP Energy LLC
9.38%, 5/1/2024 (a)		105,000	32,944
8.00%, 11/29/2024 (a) (f)		35,000	21,700
8.00%, 2/15/2025 (a)		15,000	4,556
7.75%, 5/15/2026 (a)		165,000	139,837
Gulfport Energy Corp.
6.63%, 5/1/2023		25,000	23,000
6.00%, 10/15/2024		15,000	12,375
6.38%, 5/15/2025		10,000	8,300
6.38%, 1/15/2026		15,000	12,225
Halcon Resources Corp. 6.75%, 2/15/2025		65,000	28,112
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)		20,000	20,600
Jagged Peak Energy LLC 5.88%, 5/1/2026		20,000	19,550
MEG Energy Corp. (Canada)
7.00%, 3/31/2024 (a)		150,000	133,875
6.50%, 1/15/2025 (a)		45,000	43,299
Newfield Exploration Co. 5.38%, 1/1/2026		60,000	65,039
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)		35,000	35,383
Oasis Petroleum, Inc.
6.88%, 1/15/2023		140,000	134,400
6.25%, 5/1/2026 (a)		5,000	4,425
Parsley Energy LLC
5.38%, 1/15/2025 (a)		20,000	19,950
5.25%, 8/15/2025 (a)		30,000	29,400
5.63%, 10/15/2027 (a)		20,000	19,800
Range Resources Corp. 4.88%, 5/15/2025		70,000	60,987
SM Energy Co. 6.63%, 1/15/2027		28,000	24,640
Southwestern Energy Co.
6.20%, 1/23/2025 (i)		50,000	46,485
7.50%, 4/1/2026		20,000	19,200
7.75%, 10/1/2027 (f)		20,000	19,100
Summit Midstream Holdings LLC 5.75%, 4/15/2025		25,000	22,188
Targa Resources Partners LP
4.25%, 11/15/2023		100,000	98,250
5.88%, 4/15/2026		35,000	36,181
6.50%, 7/15/2027 (a)		21,000	21,871
5.00%, 1/15/2028		30,000	28,866
6.88%, 1/15/2029 (a)		34,000	36,242
Whiting Petroleum Corp.
5.75%, 3/15/2021		15,000	14,809
6.63%, 1/15/2026 (f)		70,000	63,963
WPX Energy, Inc.
6.00%, 1/15/2022		15,000	15,220
8.25%, 8/1/2023		15,000	16,538
5.75%, 6/1/2026		21,000	20,843

			2,030,687

Personal Products — 0.4%
Coty, Inc. 6.50%, 4/15/2026 (a)		50,000	47,994
High Ridge Brands Co. 8.88%, 3/15/2025 (a)		50,000	4,750
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)		55,000	56,513

			109,257

Pharmaceuticals — 4.5%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)		26,000	27,292
Bausch Health Cos., Inc.
4.50%, 5/15/2023 (e)	EUR	235,000	265,253
7.00%, 3/15/2024 (a)		45,000	46,997
6.13%, 4/15/2025 (a)		545,000	533,010
9.00%, 12/15/2025 (a)		90,000	96,862
7.00%, 1/15/2028 (a)		35,000	34,585
Nidda BondCo GmbH (Germany) 5.00%, 9/30/2025 (e)	EUR	100,000	107,951
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)		65,000	62,887
Rossini SARL (Italy) 6.75%, 10/30/2025 (e)	EUR	100,000	118,545

			1,293,382

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
Road & Rail — 1.8%
Avis Budget Car Rental LLC 6.38%, 4/1/2024 (a)		175,000	180,250
Herc Rentals, Inc. 7.75%, 6/1/2024 (a)		85,000	89,462
Hertz Corp. (The)
7.63%, 6/1/2022 (a)		70,000	70,963
6.25%, 10/15/2022		25,000	23,877
5.50%, 10/15/2024 (a)		195,000	162,216

			526,768

Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc. 4.63%, 2/10/2026 (a)		45,000	44,775

Software — 1.6%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)		41,000	42,127
CDK Global, Inc. 5.25%, 5/15/2029 (a)		23,000	22,914
Infor US, Inc. 6.50%, 5/15/2022		335,000	338,414
Informatica LLC 7.13%, 7/15/2023 (a)		70,000	70,663

			474,118

Specialty Retail — 1.1%
PetSmart, Inc.
7.13%, 3/15/2023 (a)		90,000	80,550
5.88%, 6/1/2025 (a)		60,000	56,325
8.88%, 6/1/2025 (a)		35,000	32,113
Staples, Inc.
7.50%, 4/15/2026 (a)		70,000	66,850
10.75%, 4/15/2027 (a) (f)		70,000	66,850

			302,688

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)		30,000	29,461
William Carter Co. (The) 5.63%, 3/15/2027 (a)		40,000	40,850

			70,311

Trading Companies & Distributors — 1.1%
United Rentals North America, Inc.
4.63%, 10/15/2025		60,000	59,250
6.50%, 12/15/2026		90,000	95,400
5.50%, 5/15/2027		115,000	116,006
4.88%, 1/15/2028		40,000	38,784

			309,440

Wireless Telecommunication Services — 4.4%
Crystal Almond SARL (Greece) 10.00%, 11/1/2021 (e)	EUR	80,000	94,764
Sprint Corp.
7.13%, 6/15/2024		15,000	15,600
7.63%, 2/15/2025		550,000	581,625
7.63%, 3/1/2026		15,000	15,891
Telefonica Europe BV (Spain) (EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (b) (c) (d) (e)	EUR	100,000	107,864
T-Mobile USA, Inc.
6.50%, 1/15/2024		95,000	98,087
6.50%, 1/15/2024‡		95,000	—
6.50%, 1/15/2026		160,000	168,800
6.50%, 1/15/2026‡		160,000	—
4.75%, 2/1/2028		105,000	104,049
4.75%, 2/1/2028‡		25,000	—
United States Cellular Corp. 6.70%, 12/15/2033		70,000	73,500

			1,260,180

TOTAL CORPORATE BONDS (Cost $24,293,536)			23,968,050

LOAN ASSIGNMENTS — 5.7% (j)
Chemicals — 0.3%
Starfruit US Holdco, 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.72%, 10/1/2025 (c)		100,000	99,104

Communications Equipment — 0.2%
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 7/2/2025 (c)		59,739	59,366

Containers & Packaging — 0.4%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 4/3/2024 (c)		108,075	105,133

Electronic Equipment, Instruments & Components — 0.5%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 5/8/2026 (c) (k)		135,000	133,904

Health Care Providers & Services — 0.8%
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.68%, 3/14/2025 (c)		103,688	101,484
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 10/10/2025 (c)		139,650	126,791

			228,275

Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International, 1st Lien Term Loan A (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 12/21/2023 (c)		45,000	44,606

Household Products — 0.1%
Kronos Acquisition Intermediate Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 6.43%, 5/15/2023 (c)		30,000	28,325

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
Leisure Products - 1.0%
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.95%, 12/22/2025 (c)	155,000	147,250
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 2/14/2025 (c)	133,650	130,977

		278,227

Machinery — 0.4%
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 3/28/2025 (c)	108,900	104,425

Media — 0.1%
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026 (c)	39,452	39,463

Multiline Retail — 0.5%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.72%, 10/25/2020 (c) (k)	177,332	159,422

Oil, Gas & Consumable Fuels — 0.7%
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.44%, 3/2/2026 (c)	200,000	196,938
MEG Energy Corp., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 12/31/2023 (c)	9,000	8,974

		205,912

Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 6/2/2025 (c)	65,000	64,747

Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 4/18/2024 (c)	59,210	58,586

Technology Hardware, Storage & Peripherals — 0.1%
Financial & Risk US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 10/1/2025 (c)	19,950	19,436

TOTAL LOAN ASSIGNMENTS (Cost $1,659,523)		1,628,931

CONVERTIBLE BONDS — 2.0%
Communications Equipment — 0.3%
Finisar Corp. 0.50%, 12/15/2036	100,000	96,238

Electronic Equipment, Instruments & Components — 0.4%
II-VI, Inc. 0.25%, 9/1/2022	100,000	98,548

Entertainment — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	100,000	112,895

Media — 0.1%
DISH Network Corp. 3.38%, 8/15/2026	40,000	36,755

Oil, Gas & Consumable Fuels — 0.0% (l)
Chesapeake Energy Corp. 5.50%, 9/15/2026 (i)	10,000	8,100

Semiconductors & Semiconductor Equipment — 0.8%
Cypress Semiconductor Corp. 2.00%, 2/1/2023	100,000	108,130
ON Semiconductor Corp. 1.00%, 12/1/2020	100,000	113,555

		221,685

TOTAL CONVERTIBLE BONDS (Cost $554,217)		574,221

	Shares
COMMON STOCKS — 0.9%
Equity Real Estate Investment Trusts (REITs) — 0.6%
VICI Properties, Inc.	8,395	186,201

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Corp.*	4,948	43,493

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	3,750	19,050

TOTAL COMMON STOCKS (Cost $207,329)		248,744

	No. of Warrants
WARRANTS — 0.1%
Wireless Telecommunication Services — 0.1%
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD* ‡ (Cost $28,550)	1,595	25,520

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
SHORT-TERM INVESTMENTS — 7.8%
INVESTMENT COMPANIES — 7.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (m) (n) (Cost $2,248,400)	2,248,400	2,248,400

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (m) (n) (Cost $588,118)	588,118	588,118

Total Investments — 102.0% (Cost $29,579,673)		29,281,984
Liabilities in Excess of Other Assets — (2.0%)		(564,078)

Net Assets — 100.0%		28,717,906

Percentages indicated are based on net assets.

Abbreviations

EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is $556,939.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of May 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Amount rounds to less than 0.1% of net assets.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note	(6)	09/2019	USD	(704,484)	(5,270)
U.S. Treasury 10 Year Note	(4)	09/2019	USD	(507,188)	(5,790)

					(11,060)

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,436,083	USD	2,716,619	Citibank, NA	6/5/2019	5,073
EUR	9,206	USD	10,276	Merrill Lynch International	6/5/2019	9
GBP	1,768	USD	2,225	TD Bank Financial Group	6/5/2019	10
USD	11,517	EUR	10,306	Barclays Bank plc	6/5/2019	3
USD	4,564,497	EUR	4,079,749	Goldman Sachs International	6/5/2019	6,435
USD	19,119	EUR	17,053	Merrill Lynch International	6/5/2019	67
USD	140,049	GBP	107,615	Goldman Sachs International	6/5/2019	3,990
EUR	2,683	USD	2,995	Barclays Bank plc	7/3/2019	9

Total unrealized appreciation						15,596

EUR	16,547	USD	18,576	Barclays Bank plc	6/5/2019	(88)
EUR	15,870	USD	17,858	Goldman Sachs International	6/5/2019	(127)
EUR	1,518,555	USD	1,704,136	State Street Corp.	6/5/2019	(7,545)
EUR	110,846	USD	124,250	TD Bank Financial Group	6/5/2019	(409)
GBP	105,847	USD	134,391	State Street Corp.	6/5/2019	(567)
EUR	4,275	USD	4,799	Barclays Bank plc	7/3/2019	(10)
GBP	1,768	USD	2,246	State Street Corp.	7/3/2019	(7)
USD	2,723,123	EUR	2,436,083	Citibank, NA	7/3/2019	(5,289)
USD	2,228	GBP	1,768	TD Bank Financial Group	7/3/2019	(10)

Total unrealized depreciation						(14,052)

Net unrealized appreciation						1,544

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$248,744	$—	$—		$248,744
Debt Securities
Convertible Bonds	—	574,221	—		574,221
Corporate Bonds
Wireless Telecommunication Services	—	1,260,180	—	(a)	1,260,180
Other Corporate Bonds	—	22,707,870	—		22,707,870

Total Corporate Bonds	—	23,968,050	—	(a)	23,968,050

Loan Assignments	—	1,628,931	—		1,628,931
Warrants	—	—	25,520		25,520
Short-Term Investments
Investment Companies	2,248,400	—	—		2,248,400
Investment of cash collateral from securities loaned	588,118	—	—		588,118

Total Investments in Securities	$3,085,262	$26,171,202	$25,520		$29,281,984

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$15,596	$—		$15,596

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(14,052)	$—		$(14,052)
Futures Contracts	(11,060)	—	—		(11,060)

Total Depreciation in Other Financial Instruments	$(11,060)	$(14,052)	$—		$(25,112)

(a)	Value is zero.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (a) (b)	$1,256,220	$2,487,841	$3,155,943	$—	$—	$588,118	588,118	$4,485	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (a) (b)	879,777	3,205,510	1,836,887	—	—	2,248,400	2,248,400	6,393	—

Total	$2,135,997	$5,693,351	$4,992,830	$—	$—	$2,836,518		$10,878	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.1% (a)
Alabama — 1.5%
Education — 0.0% (b)
Alabama Public School and College Authority, Capital Improvement Series 2014-B, Rev., 5.00%, 1/1/2021	20	21

Special Tax — 0.0% (b)
Hoover City Board of Education Rev., 4.00%, 2/15/2020	80	82

Utility — 1.5%
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%, 12.00% Cap), 2.02%, 6/13/2019 (c)	30,000	29,733
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (d)	11,450	11,937
Southeast Alabama Gas Supply District (The), Project No. 1 Series A, Rev., 5.00%, 4/1/2020	1,000	1,024
Southeast Alabama Gas Supply District (The), Project No. 2
Series A, Rev., 4.00%, 6/1/2019	830	830
Series A, Rev., 4.00%, 6/1/2020	1,000	1,019

		44,543

Total Alabama		44,646

Alaska — 0.0% (b)
General Obligation — 0.0% (b)
Borough of North Slope Series 2008-A, GO, 5.50%, 6/30/2019	25	25

Other Revenue — 0.0% (b)
Alaska Municipal Bond Bank Authority
Series 2019 1, Rev., 5.00%, 5/1/2021	215	229
Series 2019 1, Rev., 5.00%, 5/1/2022	200	219

		448

Total Alaska		473

Arizona — 1.9%
Certificate of Participation/Lease — 0.1%
Arizona State University
Series 2018A, COP, 5.00%, 6/1/2019	1,450	1,450
Series 2018A, COP, 5.00%, 6/1/2020	1,000	1,035

		2,485

Education — 0.0% (b)
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	154
Series 2018A, Rev., 5.00%, 7/1/2024	200	225

		379

General Obligation — 0.3%
Maricopa County School District No. 24-Gila Bend, School Improvement
Series 2019, GO, AGM, 2.00%, 7/1/2020 (e)	585	588
Series 2019, GO, AGM, 3.00%, 7/1/2021 (e)	575	592
Series 2019, GO, AGM, 4.00%, 7/1/2022 (e)	300	321
Series 2019, GO, AGM, 5.00%, 7/1/2023 (e)	700	792
Maricopa County School District No. 66, Roosevelt Elementary
GO, 5.00%, 7/1/2020	1,450	1,504
GO, 5.00%, 7/1/2021	1,520	1,627
Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement
Series 2018A, GO, 5.00%, 7/1/2020	1,025	1,063
Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,231
Maricopa County Union High School District No. 201, School Improvement GO, 3.00%, 7/1/2019	275	275
Pima County Unified School District No.10 Amphitheater Series 2019B, GO, 4.00%, 7/1/2019	1,760	1,764

		9,757

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Coconino County Pollution Control Corp., Nevada Power Company Projects Series B, Rev., 1.60%, 5/21/2020 (d)	1,100	1,099

Other Revenue — 1.1%
City of Phoenix, Civic Improvement Corp. Series A, Rev., 5.00%, 7/1/2019	1,000	1,003
Gilbert Public Facilities Municipal Property Corp. Rev., 4.00%, 7/1/2019	20	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic Series 2014A, Rev., VRDO, LIQ: Bank of America NA, 1.56%, 6/3/2019 (d)	30,790	30,790

		31,813

Transportation — 0.3%
Arizona Department of Transportation State Highway Fund Series 2013A, Rev., 5.00%, 7/1/2020	400	415
Arizona Transportation Board, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2020	8,565	8,889

		9,304

Water & Sewer — 0.0% (b)
Arizona Water Infrastructure Finance Authority, Water Quality Rev., 4.00%, 10/1/2020 (f)	540	558

Total Arizona		55,395

Arkansas — 0.2%
Education — 0.1%
Arkansas Technical University, Athletic Enterprises Series 2017A, Rev., 3.00%, 6/1/2019	120	120
Arkansas Technical University, Student Fee Series 2017A, Rev., 3.00%, 6/1/2019	200	200
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	358
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	77
Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	89
Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	142

		986

General Obligation — 0.0% (b)
City of Fayetteville, Library Improvement GO, 3.00%, 1/1/2020	200	202

Housing — 0.0% (b)
Arkansas Technical University, Housing System Series 2017A, Rev., 3.00%, 6/1/2019	225	225

Other Revenue — 0.1%
Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	514
Arkansas Development Finance Authority, Department of Community Correction Project
Rev., 3.00%, 11/1/2019	510	513
Rev., 5.00%, 11/1/2021	310	335
Rev., 5.00%, 11/1/2022	410	457
City of Little Rock Rev., 3.00%, 10/1/2019	500	502
County of Sharp
Rev., 5.00%, 3/1/2021	270	285
Rev., 5.00%, 3/1/2022	495	536
Rev., 5.00%, 3/1/2023	540	599

		3,741

Water & Sewer — 0.0% (b)
City of Centerton
Rev., 3.00%, 12/1/2019	150	151
Rev., 3.00%, 12/1/2021	125	128
Northwest Arkansas Conservation Authority, Wastewater Rev., 3.00%, 3/1/2020	280	283

		562

Total Arkansas		5,716

California — 3.4%
Education — 1.0%
California Educational Facilities Authority, Art Center College of Design
Series 2018A, Rev., 5.00%, 12/1/2019	125	127
Series 2018A, Rev., 5.00%, 12/1/2020	180	189
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2019	550	556
Rev., 5.00%, 10/1/2020	325	339
Rev., 5.00%, 10/1/2021	250	268
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2020 (g)	50	52
Series 2018A, Rev., 5.00%, 8/1/2021 (g)	50	53
Series 2018A, Rev., 5.00%, 8/1/2022 (g)	85	93
California School Finance Authority, Kipp Socal Project
Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	109
Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	112

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Diego Unified School District Series A, Rev., TRAN, 4.00%, 6/28/2019	27,000	27,050

		28,948

General Obligation — 0.0% (b)
Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022	250	241

Hospital — 0.0% (b)
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	104
Pioneers Memorial Healthcare District
Rev., 3.00%, 10/1/2019	255	256
Rev., 3.00%, 10/1/2020	265	269

		629

Industrial Development Revenue/Pollution Control Revenue — 0.4%
California Municipal Finance Authority, Solid Waste Rev., + 0.00%), 1.72%, 7/1/2019 (c)	12,000	11,989

Other Revenue — 1.4%
California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., (ICE LIBOR USD 1 Month + 0.38%, 9.00% Cap), 2.08%, 6/13/2019 (c)	17,010	17,085
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Series 2012B-2, Rev., (ICE LIBOR USD 1 Month + 0.20%, 8.00% Cap), 1.91%, 7/1/2019 (c)	11,615	11,702
Series 2013A-2, Rev., 2.04%, 7/1/2019 (d)	6,750	6,713
Series 2011A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.13%, 7/1/2019 (c)	1,000	1,002
California Statewide Communities Development Authority, Front Porch Communities and Services Series 2017A, Rev., 5.00%, 4/1/2020	75	77
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.62%, 6/13/2019 (d) (g)	5,230	5,230

		41,809

Prerefunded — 0.1%
Pittsburg Unified School District Financing Authority Rev., AGM, 5.50%, 9/1/2021 (f)	3,000	3,281

Water & Sewer — 0.5%
California State Department of Water Resources, Central Valley Project, Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%, 8.00% Cap), 1.62%, 6/13/2019 (c)	12,000	12,040
Stockton Public Financing Authority, Green Bonds
Series A, Rev., 5.00%, 10/1/2019	580	587
Series 2018A, Rev., 5.00%, 10/1/2020	500	524
Series 2018A, Rev., 5.00%, 10/1/2021	450	488

		13,639

Total California		100,536

Colorado — 1.3%
Certificate of Participation/Lease — 0.0% (b)
Denver Health and Hospital Authority, 550 Acoma, Inc.
COP, 5.00%, 12/1/2020	110	115
COP, 5.00%, 12/1/2021	220	236
COP, 5.00%, 12/1/2022	295	324

		675

Education — 0.6%
University of Colorado Hospital Authority Series 2017B-2, Rev., VRDO, 1.40%, 6/13/2019 (d)	17,370	17,370

General Obligation — 0.2%
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,813
Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,538
City of Aurora, Sterling Hills West Metropolitan District
GO, 5.00%, 12/1/2019	110	111
GO, 5.00%, 12/1/2020	100	104
Denver City and County School District No. 1 Series B, GO, 4.00%, 12/1/2019 (f)	255	258

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Interlocken Metropolitan District
Series A-1, GO, AGM, 5.00%, 12/1/2019	150	152
Series A-1, GO, AGM, 5.00%, 12/1/2020	175	184

		5,160

Hospital — 0.1%
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	414
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 3.00%, 9/1/2019	310	311
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Rev., 5.00%, 6/1/2019	200	200
Rev., 5.00%, 6/1/2020	400	412
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (d)	1,555	1,593
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020 (d)	380	382

		3,312

Housing — 0.2%
Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project Rev., 1.50%, 11/1/2019 (d)	5,000	5,000

Other Revenue — 0.0% (b)
City of Grand Junction Rev., 5.00%, 3/1/2021	35	37

Transportation — 0.2%
E-470 Public Highway Authority, Senior LIBOR Index Series 2019A, Rev., 2.05%, 6/13/2019 (d)	8,000	7,969

Utility — 0.0% (b)
Colorado Water Resources and Power Development Authority, Clean Water Series A, Rev., 5.00%, 3/1/2020	200	205

Water & Sewer — 0.0% (b)
Town of Milliken, Water Activity Enterprise Rev., 3.00%, 12/1/2020	195	199

Total Colorado		39,927

Connecticut — 2.6%
Education — 0.2%
Connecticut State Health and Educational Facilities Authority
Series K-1, Rev., 5.00%, 7/1/2021	665	705
Series K-1, Rev., 5.00%, 7/1/2022	675	734
Connecticut State Health and Educational Facilities Authority, Yale University Issue Series B-1, Rev., 5.00%, 7/1/2020 (d)	4,000	4,148

		5,587

General Obligation — 2.2%
City of Hartford Series B, GO, 4.00%, 4/1/2020 (f)	115	117
City of New Britain GO, BAN, 5.00%, 12/19/2019	6,500	6,622
City of New Haven Series A, GO, 5.25%, 8/1/2019	750	753
City of Waterbury
Series B, GO, 3.00%, 9/1/2019	325	326
Series A, GO, 3.00%, 11/15/2019	485	488
State of Connecticut Series C, GO, VRDO, LIQ: Bank of America NA, 1.48%, 6/13/2019 (d)	5,030	5,030
Series E, GO, 5.00%, 9/1/2019	150	151
Series F, GO, 5.00%, 11/15/2019	11,575	11,747
Series 2019A, GO, 5.00%, 4/15/2020	28,040	28,838
Series C, GO, 5.00%, 12/1/2020	475	483
Series G, GO, 5.00%, 11/1/2021	200	216
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1047, GO, VRDO, LIQ: Barclays Bank plc, 1.48%, 6/13/2019 (d) (g)	6,920	6,920
Series 2018-YX1095, GO, VRDO, LIQ: Barclays Bank plc, 1.48%, 6/13/2019 (d) (g)	4,500	4,500
Town of New Milford GO, BAN, 2.75%, 7/25/2019	1,060	1,062

		67,253

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.0% (b)
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,069

Other Revenue — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2017-YX1077, Rev., VRDO, LIQ: Barclays Bank plc, 1.48%, 6/13/2019 (d) (g)	4,550	4,550

Total Connecticut		78,459

Delaware — 0.0% (b)
Utility — 0.0% (b)
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project
Series 2019A, Rev., 5.00%, 10/1/2019	105	106
Series 2019A, Rev., 5.00%, 10/1/2020	195	203
Series 2019A, Rev., 5.00%, 10/1/2021	145	156
Series 2019A, Rev., 5.00%, 10/1/2022	150	165
Series 2019A, Rev., 5.00%, 10/1/2023	220	248

		878

Total Delaware		878

District of Columbia — 0.1%
Other Revenue — 0.1%
District of Columbia, Income Tax Series C, Rev., 4.13%, 12/1/2024	3,710	3,758

Florida — 1.8%
Education — 0.0% (b)
Florida Higher Educational Facilities Financial Authority, St. Leo University Project
Series 2019, Rev., 5.00%, 3/1/2021	350	368
Series 2019, Rev., 5.00%, 3/1/2022	355	382
Series 2019, Rev., 5.00%, 3/1/2023	410	452

		1,202

General Obligation — 0.0% (b)
City of Lauderhill
GO, 3.00%, 1/1/2020	460	464
GO, 3.00%, 1/1/2021	425	435
Florida State Board of Education, Public Education Capital Outlay Series A, GO, 5.00%, 6/1/2019	25	25

		924

Hospital — 0.7%
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2007A-2, Rev., VRDO, 1.55%, 6/13/2019 (d)	15,000	15,000
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2020	1,875	1,928
Series 2019A-1, Rev., 5.00%, 4/1/2022	750	819
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	448
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	659
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 1.40%, 6/13/2019 (d)	950	950

		19,804

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Florida Department of Environmental Protection Series A, Rev., 5.00%, 7/1/2019	1,050	1,053

Other Revenue — 0.0% (b)
Citizens Property Insurance Corp. Series 2015A-1, Rev., 5.00%, 6/1/2020	1,060	1,078
County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	32
County of Miami-Dade, Transit System Sales Surtax Rev., 5.00%, 7/1/2019	20	20

		1,130

Prerefunded — 0.4%
County of Miami-Dade, Water and Sewer System Rev., AGM, 5.00%, 10/1/2020 (f)	10,000	10,459
Florida’s Turnpike Enterprise, Department of Transportation Series A, Rev., 5.00%, 7/1/2019 (f)	25	25
Orlando-Orange County Expressway Authority Series C, Rev., 5.00%, 7/1/2020 (f)	25	26

		10,510

Transportation — 0.2%
Florida Development Finance Corp. Surface Transportation Facility, Virgin Trains USA Passenger Rail Project Series 2019A, Rev., AMT, 6.25%, 1/1/2024 (d) (g)	5,750	5,824

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.5%
County of Martin, Utilities System Series A, Rev., 5.00%, 10/1/2020	90	94
JEA Electric System Series A, Rev., 4.00%, 10/1/2019	120	121
Orlando Utilities Commission Series B, Rev., VRDO, LIQ: TD Bank NA, 1.50%, 6/13/2019 (d)	12,975	12,975
Reedy Creek Improvement District Utility Series 2, Rev., 5.00%, 10/1/2019	120	122

		13,312

Water & Sewer — 0.0% (b)
Broward County, Water and Sewer Utility Series 2012B, Rev., 5.00%, 10/1/2020	20	21

Total Florida		53,780

Georgia — 2.1%
General Obligation — 0.2%
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	32
Dougherty County School District, Sales Tax
Series 2018, GO, 4.00%, 12/1/2019	1,775	1,797
Series 2018, GO, 4.00%, 12/1/2020	1,250	1,298
Hall County School District
Series 2018, GO, 5.00%, 11/1/2019	1,500	1,522
Series 2018, GO, 5.00%, 11/1/2020	1,250	1,313
Pike County School District GO, 4.00%, 10/1/2020	400	413

		6,375

Hospital — 0.0% (b)
Richmond County Hospital Authority, University Health Services, Inc. Project Rev., 5.00%, 1/1/2022	100	109

Other Revenue — 0.1%
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2019	200	200
Series 2017, Rev., 5.00%, 7/1/2020	275	285
Series 2017, Rev., 5.00%, 7/1/2021	370	395
Series 2017, Rev., 5.00%, 7/1/2022	300	329

		1,209

Prerefunded — 0.8%
DeKalb County Hospital Authority, Medical Center, Inc. Project
Rev., 6.00%, 9/1/2020 (f)	5,470	5,776
Rev., 6.13%, 9/1/2020 (f)	17,925	18,951
Private Colleges and Universities Authority Rev., 5.00%, 6/1/2019 (f)	35	35

		24,762

Transportation — 0.8%
Georgia State Road and Tollway Authority, Federal Highway Series B, Rev., 5.00%, 6/1/2020	15,445	15,983
Metropolitan Atlanta Rapid Transit Authority
Series A, Rev., 3.00%, 7/1/2020	2,900	2,948
Series A, Rev., 3.75%, 7/1/2021	5,585	5,847

		24,778

Utility — 0.2%
Municipal Electric Authority of Georgia Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.43%, 6/13/2019 (d)	5,980	5,980

Water & Sewer — 0.0% (b)
East Point Building Authority, Water and Sewer Project Rev., AGM, 5.00%, 2/1/2020	550	563

Total Georgia		63,776

Hawaii — 0.2%
General Obligation — 0.2%
City and County of Honolulu, Rail Transit Project Series 2017H, GO, (SIFMA Municipal Swap Index Yield + 0.30%), 1.70%, 6/13/2019 (c)	5,000	5,006
County of Maui Series 2012, GO, 5.00%, 6/1/2019	235	235

		5,241

Prerefunded — 0.0% (b)
State of Hawaii Series D, GO, 5.00%, 6/1/2019 (f)	25	25

Total Hawaii		5,266

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Idaho — 0.0% (b)
Housing — 0.0% (b)
Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2021	25	27

Transportation — 0.0% (b)
Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2020	425	441

Total Idaho		468

Illinois — 6.4%
Certificate of Participation/Lease — 0.0% (b)
University of Illinois Series A, COP, 5.00%, 10/1/2019	1,000	1,011

Education — 2.0%
Cook County Community College District No. 527 Morton Series 2019, Rev., 5.00%, 12/15/2029	1,250	1,250
Illinois Educational Facilities Authority, University of Chicago
Series B-1, Rev., 1.80%, 2/13/2020 (d)	5,500	5,506
Rev., 1.87%, 2/13/2020 (d)	12,490	12,509
Illinois Finance Authority, Chicago International Charter School Project, Refunding and Improvement Rev., 3.00%, 12/1/2019	185	185
Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project
Rev., 4.00%, 12/1/2019	200	202
Rev., 4.00%, 12/1/2020	230	237
Rev., 5.00%, 12/1/2021	250	268
Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.35%, 6/13/2019 (d)	9,130	9,130
Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 1.33%, 6/13/2019 (d)	3,425	3,425
Illinois Finance Authority, The University of Chicago Rev., VRDO, 1.41%, 6/13/2019 (d)	20,773	20,773
Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	607
Lake County School District No. 70 Libertyville Series 2019, Rev., 4.00%, 1/1/2023 (e)	300	324
Peoria Public Building Commission, School District No. 150 Project Rev., 5.00%, 12/1/2019	300	305
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,788
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates
Series A, Rev., AGM, 4.00%, 12/1/2019	370	374
Series A, Rev., AGM, 4.00%, 12/1/2020	385	398
Series A, Rev., AGM, 4.00%, 12/1/2021	400	423

		58,704

General Obligation — 2.4%
Adams County School District No. 172
GO, AGM, 4.00%, 2/1/2020	300	304
GO, AGM, 4.00%, 2/1/2021	300	311
Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	331
Champaign Coles Et Al Counties Community College District No. 505
Series 2018B, GO, 4.00%, 12/1/2019	2,490	2,518
Series 2018C, GO, 4.00%, 12/1/2019	430	435
Series 2018B, GO, 4.00%, 12/1/2020	1,250	1,292
Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,637
Series 2018C, GO, 4.00%, 12/1/2021	465	490
Chicago Park District, Limited Tax
Series 2011B, GO, 4.00%, 1/1/2020	50	50
Series 2013B, GO, 5.00%, 1/1/2020	225	229
Series 2011B, GO, 4.00%, 1/1/2021	100	103
Series 2013B, GO, 5.00%, 1/1/2021	100	105
Chicago Park District, Unlimited Tax
Series 2011C, GO, 3.00%, 1/1/2020	100	100
Series 2011C, GO, 5.00%, 1/1/2022	175	188
Chicago Park District, Unlimited Tax, Special Recreation Activity
Series 2018E, GO, 5.00%, 11/15/2019	700	709
Series 2018E, GO, 5.00%, 11/15/2021	300	321

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Calumet Series 2018, GO, 4.00%, 3/1/2020	150	152
City of Kankakee Series 2011A, GO, AGM, 4.30%, 1/1/2021	1,040	1,065
City of Rock Island
Series A, GO, AGM, 2.00%, 12/1/2019	130	130
Series B, GO, AGM, 2.00%, 12/1/2019	150	150
Series B, GO, AGM, 3.00%, 12/1/2020	200	203
Series A, GO, AGM, 3.00%, 12/1/2021	130	133
Series B, GO, AGM, 3.00%, 12/1/2021	200	205
City of Waukegan
Series A, GO, AGM, 3.00%, 12/30/2019	430	434
Series A, GO, AGM, 3.00%, 12/30/2020	590	602
Series A, GO, AGM, 4.00%, 12/30/2023	525	573
Clay Wayne and Marion Counties Community Unit School District No. 35
Series 2019, GO, AGM, 5.00%, 12/1/2019	135	137
Series 2019, GO, AGM, 5.00%, 12/1/2020	145	152
Series 2019, GO, AGM, 5.00%, 12/1/2021	205	221
Series 2019, GO, AGM, 5.00%, 12/1/2022	165	182
Series 2019, GO, AGM, 5.00%, 12/1/2023	175	197
Clinton and St. Clair Counties Community Unit School District No. 3, School Building GO, 5.00%, 12/1/2019	380	386
Cook County
Series 2018, GO, 5.00%, 11/15/2019	800	810
Series 2018, GO, 5.00%, 11/15/2020	900	936
Series 2018, GO, 5.00%, 11/15/2021	700	747
Series A, GO, 5.00%, 11/15/2021	355	379
Series C, GO, 5.00%, 11/15/2022	180	197
Cook County Community College District No. 508 GO, 5.25%, 12/1/2029	250	281
Cook County Community Consolidated School District No. 34 Glenview
GO, 4.00%, 12/1/2019	175	177
GO, 4.00%, 12/1/2020	100	104
GO, 4.00%, 12/1/2021	175	185
GO, 4.00%, 12/1/2022	150	161
GO, 4.00%, 12/1/2023	150	164
Cook County Community Unit School District No. 401 Elmwood Park Series 2013, GO, 4.00%, 12/1/2023	3,440	3,613
Cook County School District No. 148 Dolton
Series 2018A, GO, 5.00%, 12/1/2021	450	483
Series 2018A, GO, 5.00%, 12/1/2022	725	798
Cook County School District No. 63 East Maine
GO, 5.00%, 12/1/2019	2,305	2,344
GO, 5.00%, 12/1/2020	2,170	2,279
GO, 5.00%, 12/1/2021	1,845	1,997
GO, 5.00%, 12/1/2022	1,935	2,153
Cook County Township High School District No. 208 Riverside-Brookfield Series C, GO, 3.00%, 12/15/2019	690	695
Cook County, Community Consolidated School District No. 146 Tinley Park
GO, 3.00%, 12/1/2019	250	252
GO, 4.00%, 12/1/2020	200	207
GO, 4.00%, 12/1/2021	200	211
Cook County, Proviso Township High School District No. 209 GO, 5.00%, 12/1/2021	2,825	3,034
County of Will
Series 2019, GO, 5.00%, 11/15/2020	810	850
Series 2019, GO, 5.00%, 11/15/2021	270	292
Series 2019, GO, 5.00%, 11/15/2022	475	528
Series 2019, GO, 5.00%, 11/15/2023	525	600
DuPage County Community High School District No. 94
GO, 4.00%, 1/1/2020	300	304
GO, 4.00%, 1/1/2021	200	207
Grundy and Will Counties Community Unit School District No. 1 Coal City GO, 4.00%, 2/1/2020	1,595	1,616
Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	799

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Grundy Kendall and Will Counties Community High School District No. 111 GO, 4.00%, 1/1/2020	855	865
Jackson County Community Unit School District No. 186
GO, AGM, 4.00%, 12/1/2019	200	202
GO, AGM, 4.00%, 12/1/2020	265	272
Kendall Kane and Will Counties Community Unit School District No. 308
Series 2017B, GO, 4.00%, 10/1/2019	120	121
Series B, GO, 4.00%, 10/1/2020	225	231
Series B, GO, 4.00%, 10/1/2021	255	267
Series B, GO, 5.00%, 10/1/2022	1,375	1,511
La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	447
Lee & Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2020	50	50
Series 2019A, GO, AGM, 3.00%, 1/30/2021	50	51
Series 2019B, GO, AGM, 3.00%, 1/30/2021	120	122
Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	164
Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	250
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	175
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	263
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	135
Sangamon County Community Unit School District No. 5 Series B, GO, 5.00%, 1/1/2022	1,650	1,781
State of Illinois
Series D, GO, 5.00%, 11/1/2020	5,000	5,209
GO, 5.00%, 2/1/2024	3,370	3,754
Tazewell and Woodford Counties, Community Unit School District No. 701 Series 2017A, GO, 4.00%, 12/1/2019	260	262
Town of Cicero GO, 5.00%, 12/1/2019	550	558
Village of Antioch
GO, 2.00%, 12/1/2019	285	285
GO, 3.00%, 12/1/2020	290	295
Village of Bolingbrook
Series A, GO, AGM, 4.00%, 1/1/2020	100	101
Series A, GO, AGM, 4.00%, 1/1/2021	185	191
Village of Flossmoor
GO, 3.00%, 12/1/2019	425	428
GO, 3.00%, 12/1/2020	585	596
GO, 3.00%, 12/1/2021	605	622
Village of Franklin Park GO, 4.00%, 1/1/2021	500	515
Village of Gilberts Series 2011, GO, 4.00%, 12/1/2021	645	662
Village of Hoffman Estates
Series A, GO, 2.00%, 12/1/2019	110	110
GO, 5.00%, 12/1/2019	380	386
Series A, GO, 3.00%, 12/1/2020	110	112
GO, 5.00%, 12/1/2020	270	284
GO, 5.00%, 12/1/2021	210	227
Village of Oswego GO, 2.00%, 12/15/2019	100	100
Village of Palatine Series A, GO, 4.00%, 12/1/2019	1,250	1,263
Village of South Holland Series 2012, GO, 2.00%, 12/15/2019	1,005	1,005
Village of Sugar Grove, Kane County, Waterworks and Sewerage GO, 3.00%, 5/1/2020	390	394
Village of Villa Park, Illinois Alternate Source
Series 2018C, GO, 3.00%, 12/15/2019	325	327
Series 2018C, GO, 3.00%, 12/15/2020	415	424
Series 2018C, GO, 4.00%, 12/15/2021	505	534
Village of Woodridge
Series 2017, GO, 3.00%, 2/1/2020	270	272
Series 2017, GO, 3.00%, 2/1/2021	250	255
Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	329
Whiteside County Community Unit School District No. 6 Morrison
Series A, GO, AGM, 4.00%, 12/1/2020	205	211
Series A, GO, AGM, 4.00%, 12/1/2021	745	779

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Winnebago and Stephenson Counties School District No. 323, School Building
GO, 5.00%, 11/1/2019	100	101
GO, 5.00%, 11/1/2020	100	104

		70,050

Hospital — 0.4%
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (d)	250	250
Illinois Finance Authority, The University of Chicago Medical Center Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.52%, 6/3/2019 (d)	12,320	12,320

		12,570

Other Revenue — 1.3%
City of Rochelle
Series A, Rev., AGM, 3.00%, 6/30/2019	100	100
Series A, Rev., AGM, 3.00%, 6/30/2020	275	278
Illinois Finance Authority, Carle Foundation Series B, Rev., VRDO, LOC: Northern Trust Co., 1.41%, 6/13/2019 (d)	7,500	7,500
Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax Rev., NATL-RE, Zero Coupon, 6/15/2019	85	85
Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation
Rev., NATL-RE, Zero Coupon, 6/15/2019	25	25
Series 1992A, Rev., NATL-RE, Zero Coupon, 6/15/2020	130	127
Sales Tax Securitization Corp. Series C, Rev., 5.00%, 1/1/2023	2,700	2,952
St Charles Public Library District
Series 2019, Rev., 3.00%, 11/1/2019	50	50
Series 2019, Rev., 3.00%, 11/1/2020	100	102
Series 2019, Rev., 3.00%, 11/1/2021	85	87
Series 2019, Rev., 4.00%, 11/1/2022	100	107
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2019	50	50
Series A, Rev., 5.00%, 6/15/2020	4,600	4,734
Series B, Rev., 5.00%, 6/15/2020	5,000	5,149
Rev., 5.00%, 6/15/2021	110	116
Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,282
Rev., 5.00%, 6/15/2023	990	1,088
Tender Option Bond Trust Receipts/Certificates
Series 2015-XF1045, Rev., VRDO, LIQ: Barclays Bank plc, 1.60%, 6/13/2019 (d) (g)	6,550	6,550
Series 2018, Rev., VRDO, LIQ: Barclays Bank plc, 1.62%, 6/13/2019 (d) (g)	4,500	4,500

		38,882

Prerefunded — 0.2%
Chicago O’Hare International Airport, Third Lien Series 2011C, Rev., 6.50%, 1/1/2021 (f)	5,000	5,397

Special Tax — 0.0% (b)
Village of Hampshire, Special Service Area No. 14, Lakewood Crossing Rev., 1.90%, 3/1/2020	200	201

Transportation — 0.1%
Chicago Midway International Airport, Second Lien
Series 2014A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,050
Series 2014B, Rev., 5.00%, 1/1/2023	150	167
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2016G, Rev., AMT, 5.00%, 1/1/2021	200	210
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	286
Chicago Transit Authority, Federal Transit Administration Section 5337 State of Good Repair Formula Funds Rev., 4.00%, 6/1/2019	2,270	2,270

		3,983

Water & Sewer — 0.0% (b)
City of Chicago, Wastewater Transmission Series 1998A, Rev., NATL-RE, Zero Coupon, 1/1/2020	40	40

Total Illinois		190,838

Indiana — 3.6%
Education — 0.4%
Hammond Multi-School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2019	735	737
Rev., 4.00%, 7/15/2020	615	631
Rev., 4.00%, 7/15/2021	670	702

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana Finance Authority, Educational Facilities, Valparaiso University Rev., 4.00%, 10/1/2019	255	257
Mount Vernon of Hancock County Multi-School Building Corp. Rev., 4.00%, 7/15/2019	210	211
Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 1.25%, 6/13/2019 (d)	6,575	6,575
South Madison Elementary School Building Corp., Indiana Ad Valorem Property Tax
Rev., 4.00%, 7/15/2020	70	72
Rev., 4.00%, 1/15/2021	100	104
Rev., 4.00%, 7/15/2021	80	84
Southmont School Building Corp., Ad Valorem Property Tax
Rev., 4.00%, 7/15/2019	300	301
Rev., 4.00%, 1/15/2020	550	558
Rev., 4.00%, 7/15/2020	190	195
Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds Rev., 4.00%, 7/15/2019	50	50
Westfield High School Building Corp., Property Tax, First Mortgage Rev., 4.00%, 7/15/2019	1,240	1,243

		11,720

Hospital — 2.0%
Indiana Finance Authority, Parkview Health System Obligated Group Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.50%, 6/3/2019 (d)	28,300	28,300
Indiana Finance Authority, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 1.53%, 6/13/2019 (d)	1,380	1,380
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Rev., 1.37%, 5/1/2020 (d)	4,100	4,093
Series 2001 A-2, Rev., 2.00%, 2/1/2023 (d)	25,000	25,231

		59,004

Other Revenue — 0.3%
Hammond Redevelopment District Rev., 4.00%, 7/15/2019	615	616
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.46%, 6/13/2019 (d)	6,995	6,995
North Putnam Middle School Building Corp., Property Tax, First Mortgage
Series 2019, Rev., 3.00%, 1/15/2021	170	174
Series 2019, Rev., 3.00%, 7/15/2021	190	196
Series 2019, Rev., 3.00%, 1/15/2022	250	259
Series 2019, Rev., 3.00%, 7/15/2022	150	156

		8,396

Prerefunded — 0.0% (b)
Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., 1.37%, 5/1/2020 (d) (f)	95	95

Utility — 0.9%
City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,701
Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.42%, 6/13/2019 (d)	20,000	20,000

		26,701

Water & Sewer — 0.0% (b)
City of Martinsville, Waterworks
Rev., AGM, 2.00%, 1/1/2020	305	306
Rev., AGM, 2.00%, 7/1/2020	310	311

		617

Total Indiana		106,533

Iowa — 0.7%
Certificate of Participation/Lease — 0.0% (b)
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	329
City of Coralville, Annual Appropriation Series 2011F, COP, 3.50%, 6/1/2019	25	25
Kirkwood Community College Series A, COP, 3.00%, 6/1/2019	175	175

		529

General Obligation — 0.0% (b)
Ankeny Community School District GO, 5.00%, 6/1/2019	20	20
City of Sac City
GO, 5.00%, 6/1/2020	150	155
GO, 5.00%, 6/1/2021	160	171
Waukee Community School District
Series A, GO, 5.00%, 6/1/2019	30	30
GO, 5.00%, 6/1/2020	45	46

		422

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.7%
Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%, 18.00% Cap), 1.98%, 6/13/2019 (c) (g)	19,950	19,895

Other Revenue — 0.0% (b)
City of Coralville, Annual Appropriation Series 2018D, Rev., 3.00%, 5/1/2020	300	298
State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	428

		726

Total Iowa		21,572

Kansas — 0.2%
Certificate of Participation/Lease — 0.1%
Johnson County Park & Recreation District
Series 2019B, COP, 3.00%, 9/1/2020	340	346
Series 2019A, COP, 5.00%, 9/1/2020	200	208
Series 2019B, COP, 3.00%, 9/1/2021	255	262
Series 2019A, COP, 5.00%, 9/1/2021	240	258
Series 2019B, COP, 3.00%, 9/1/2022	200	208
Series 2019A, COP, 5.00%, 9/1/2022	250	276
Series 2019B, COP, 3.00%, 9/1/2023	200	210
Series 2019A, COP, 5.00%, 9/1/2023	125	142

		1,910

General Obligation — 0.1%
Sedgwick County Unified School District No. 267 Renwick
Series 2019A, GO, 3.00%, 11/1/2022	100	104
Series 2019A, GO, 3.00%, 11/1/2023	100	106
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	202
Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	131
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	423
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	427

		1,393

Hospital — 0.0% (b)
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc. Series A, Rev., 5.00%, 5/15/2020	440	451

Other Revenue — 0.0% (b)
County of Shawnee, Public Building Commission, Expocentre Project Rev., 4.00%, 9/1/2019	575	579

Total Kansas		4,333

Kentucky — 1.7%
Education — 0.0% (b)
City of Berea Education Facilities, Berea College Project Series 2002A, Rev., VRDO, 1.55%, 6/3/2019 (d)	1,050	1,050

General Obligation — 0.0% (b)
Lexington-Fayette Urban County Government, Various Purpose Series 2014A, GO, 5.00%, 9/1/2020	20	21

Hospital — 0.0% (b)
Kentucky Economic Development Finance Authority, Owensboro Health, Inc. Series 2017A, Rev., 5.00%, 6/1/2019	375	375

Housing — 0.3%
Kentucky Housing Corp., Henry Greene Apartments Project Rev., 2.00%, 9/1/2020 (d)	7,200	7,222

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Kentucky Economic Development Finance Authority, Hospital Facilitie, Saint Elizabeth Medical Center, Inc. Series B, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/13/2019 (d)	11,375	11,375
Louisville/Jefferson County Metropolitan Government, Pollution Control, Louisville Gas and Electric Company Project Series A, Rev., VRDO, 1.25%, 6/1/2033 (d)	4,200	4,200

		15,575

Other Revenue — 0.2%
Kentucky Rural Water Finance Corp., Construction Series E-2018-1, Rev., 2.25%, 3/1/2020	5,100	5,108
Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	98

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 11/1/2021	1,540	1,613

		6,819

Prerefunded — 0.0% (b)
Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2021 (f)	40	42

Transportation — 0.1%
Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,091

Utility — 0.5%
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2020	780	792
Series 2018A, Rev., 4.00%, 4/1/2021	775	802
Series A, Rev., 4.00%, 4/1/2022	1,210	1,273
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Series B, Rev., AMT, 2.55%, 5/3/2021 (d)	2,750	2,779
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2003A, Rev., 1.85%, 4/1/2021 (d)	10,000	9,998

		15,644

Water & Sewer — 0.1%
Louisville/Jefferson County Metro Government, Water System Rev., 5.00%, 11/15/2019	2,440	2,478

Total Kentucky		50,317

Louisiana — 2.2%
General Obligation — 0.4%
Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	540
City of Shreveport, Water and Sewer GO, 5.00%, 9/1/2021	145	155
Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	151
St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	344
St. Tammany Parish Wide School District No. 12 GO, 2.00%, 3/1/2020	200	201
State of Louisiana Series 2013-C, GO, 5.00%, 7/15/2021	10,105	10,825

		12,216

Hospital — 1.4%
Louisiana Public Facilities Authority, Christus Health
Series D, Rev., 4.00%, 7/1/2019	650	651
Series 2018D, Rev., 5.00%, 7/1/2020	700	725
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%, 12.00% Cap), 2.05%, 6/13/2019 (c)	40,000	39,943
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 4.00%, 5/15/2020	195	199
Rev., 5.00%, 5/15/2020	325	335

		41,853

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Parish of St Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 1.55%, 6/3/2019 (d)	150	150

Other Revenue — 0.4%
City of Youngsville LA
Rev., 3.00%, 12/1/2019	255	257
Rev., 3.00%, 12/1/2020	250	254
Rev., 3.00%, 12/1/2021	255	262
Louisiana Local Government Environmental Facilities and Community Development Authority, Delta Campus Facilities Project Rev., 5.00%, 10/1/2019	1,715	1,733
Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project Series 2015, Rev., 5.00%, 12/1/2025	715	858
Louisiana Local Government Environmental Facilities and Community Development Authority, Lake Charles Public Improvement Projects Rev., 4.00%, 5/1/2020	200	204
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,609

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Louisiana Office Facilities Corp., Lease, Capitol Complex Program Series A, Rev., 5.00%, 5/1/2020	4,290	4,421

		9,598

Transportation — 0.0% (b)
New Orleans Aviation Board, General Airport, North Terminal Project Series A, Rev., 5.00%, 1/1/2020	135	138

Water & Sewer — 0.0% (b)
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	340
Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	263

		603

Total Louisiana		64,558

Maine — 0.0% (b)
Education — 0.0% (b)
Maine Health and Higher Educational Facilities Authority, University of New England Series 2017B, Rev., 4.00%, 7/1/2019	540	541

Maryland — 0.2%
Hospital — 0.1%
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series A, Rev., VRDO, LOC: TD Bank NA, 1.50%, 6/13/2019 (d)	3,850	3,850

Other Revenue — 0.1%
City of Rockville, Ingleside at King Farm Project
Series 2017A-2, Rev., 4.00%, 11/1/2019	100	101
Series 2017A-1, Rev., 5.00%, 11/1/2019	150	151
Maryland Stadium Authority, Construction and Revitalization Program
Series 2018A, Rev., 5.00%, 5/1/2020	800	826
Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,295

		2,373

Total Maryland		6,223

Massachusetts — 4.6%
Education — 0.1%
Massachusetts Development Finance Agency, Suffolk University
Rev., 4.00%, 7/1/2020	250	256
Rev., 5.00%, 7/1/2021	500	532
Rev., 5.00%, 7/1/2022	390	427
Rev., 5.00%, 7/1/2024	350	401
Massachusetts Development Finance Agency, Western New England University
Rev., 5.00%, 9/1/2020	300	312
Rev., 5.00%, 9/1/2021	265	283

		2,211

General Obligation — 1.4%
Commonwealth of Massachusetts
Series C, GO, RAN, 4.00%, 6/20/2019	100	100
Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 2.28%, 8/1/2019 (c)	30,000	29,788
Series D, GO, AMBAC, 5.50%, 10/1/2019	325	329
Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, 1.70%, 8/1/2022 (d)	5,500	5,549
Masconomet Regional School District GO, 5.00%, 5/1/2020	20	20
Town of Athol GO, BAN, 3.00%, 8/1/2019	6,355	6,370
Town of Medway GO, 4.00%, 10/15/2019	20	20

		42,176

Hospital — 0.6%
Massachusetts Development Finance Agency, Lawrence General Hospital Rev., 5.00%, 7/1/2019	335	336
Massachusetts Development Finance Agency, Partners Healthcare System
Series M-1, Rev., VRDO, LOC: U.S. Bank NA, 1.48%, 6/3/2019 (d)	4,195	4,195
Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 1.82%, 6/13/2019 (c)	10,000	9,996
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%, 10.00% Cap), 1.90%, 6/13/2019 (c)	1,500	1,489

		16,016

Housing — 0.2%
Massachusetts Housing Finance Agency, Construction Loan Series 2017A, Rev., 1.85%, 6/1/2020	5,700	5,701

Other Revenue — 0.0% (b)
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Series 20, Rev., 3.00%, 10/1/2019 (g)	620	622

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded — 0.2%
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series 2011A, GO, 5.00%, 4/1/2021 (f)	20	21
Massachusetts Clean Water Trust (The), Revolving Funds Subseries 16B, Rev., 5.00%, 8/1/2020 (f)	4,720	4,915

		4,936

Transportation — 1.8%
Massachusetts Bay Transportation Authority, Sales Tax Series A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.49%, 6/11/2019 (d)	34,890	34,890
Massachusetts Port Authority
Series 2019-A, Rev., AMT, 5.00%, 7/1/2020	2,295	2,376
Series 2019-A, Rev., AMT, 5.00%, 7/1/2021	3,000	3,201
Series 2019-A, Rev., AMT, 5.00%, 7/1/2022	2,500	2,747
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2023 (d)	10,000	11,211

		54,425

Water & Sewer — 0.3%
Massachusetts Clean Water Trust (The), Revolving Funds Series 15A, Rev., 5.00%, 8/1/2020	200	208
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.37%, 6/13/2019 (d)	9,735	9,735

		9,943

Total Massachusetts		136,030

Michigan — 2.8%
Education — 0.9%
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (d)	25,000	27,840

General Obligation — 0.8%
City of Garden, Capital Improvement
GO, 4.00%, 10/1/2019	790	795
GO, 4.00%, 10/1/2020	795	817
City of Marquette, Capital Improvement
GO, 4.00%, 5/1/2020	75	77
GO, 4.00%, 5/1/2021	150	156
City of Marquette, Limited Tax
GO, 3.00%, 5/1/2020	85	86
GO, 3.00%, 5/1/2021	125	129
City of Romulus, Capital Improvement Series B, GO, 3.00%, 11/1/2019	140	141
Grand Rapids Public Schools
Series 2019, GO, AGM, 5.00%, 11/1/2019	1,305	1,324
Series 2019, GO, AGM, 5.00%, 11/1/2020	2,075	2,175
Series 2019, GO, AGM, 5.00%, 11/1/2021	2,225	2,406
Series 2019, GO, AGM, 5.00%, 11/1/2023	1,700	1,944
Grosse Pointe Public School System
GO, 4.00%, 5/1/2020	500	511
GO, 4.00%, 5/1/2021	240	251
Kalamazoo Public Schools, School Building and Site
GO, 4.00%, 5/1/2020	1,820	1,860
GO, 4.00%, 5/1/2021	775	810
Kelloggsville Public Schools, School Building and Site
GO, AGM, 4.00%, 5/1/2021	360	377
GO, AGM, 4.00%, 5/1/2022	380	406
Marshall Public Schools Series 2016, GO, Q-SBLF, 4.00%, 5/1/2020	850	869
State of Michigan, Reeths Puffer Schools GO, 2.75%, 8/20/2019	525	526
Waterford School District GO, 3.00%, 9/25/2019	5,000	5,021
Wayne-Westland Community Schools, Building and Site
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2019	750	757
Series 2019, GO, Q-SBLF, 4.00%, 5/1/2020	190	194
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2020	875	904
Series 2019, GO, Q-SBLF, 4.00%, 5/1/2021	200	209
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2021	785	829
Series 2019, GO, Q-SBLF, 4.00%, 5/1/2022	160	170
Series 2019, GO, Q-SBLF, 5.00%, 11/1/2022	290	322

		24,066

Hospital — 0.2%
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group Series 2010B, Rev., 5.00%, 11/15/2025	5,170	5,248

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group Series A, Subseries 2016A-1, Rev., 1.37%, 5/1/2020 (d)	2,410	2,400

		7,648

Housing — 0.4%
Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.48%, 6/13/2019 (d)	11,125	11,125

Other Revenue — 0.4%
Detroit Downtown Development Authority, Tax Increment
Series B, Rev., AGM, 5.00%, 7/1/2019	130	130
Series B, Rev., AGM, 5.00%, 7/1/2020	1,200	1,240
Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	531
Tender Option Bond Trust Receipts/Certificates Series 2018-XM0717, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 1.60%, 6/13/2019 (d) (g)	9,410	9,410

		11,311

Transportation — 0.1%
Gerald R Ford International Airport Authority, Limited Tax Rev., 5.00%, 1/1/2021	815	859
Wayne County Airport Authority, Junior Lien
Series 2017B, Rev., AMT, 5.00%, 12/1/2019	550	559
Series B, Rev., AMT, 5.00%, 12/1/2020	550	576

		1,994

Total Michigan		83,984

Minnesota — 0.8%
Certificate of Participation/Lease — 0.1%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2020	180	184
Series 2019C, COP, 5.00%, 2/1/2020	150	153
Series 2019B, COP, 5.00%, 2/1/2021	145	152
Series 2019B, COP, 5.00%, 2/1/2022	160	172
Series 2019C, COP, 5.00%, 2/1/2022	135	146
Series 2019B, COP, 5.00%, 2/1/2023	185	204
St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	982

		1,993

Education — 0.1%
City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project
Series 2016A, Rev., 3.00%, 7/1/2019	50	50
Minnesota Higher Education Facilities Authority, Trustees of the Hamline University
Series 2017B, Rev., 4.00%, 10/1/2019	750	754
Series 2017B, Rev., 4.00%, 10/1/2020	780	795
University of Minnesota
Series A, Rev., 5.00%, 4/1/2022	2,715	2,982

		4,581

General Obligation — 0.1%
City of Glencoe
Series 2018-A, GO, 3.00%, 8/1/2019	75	75
Series 2018-A, GO, 3.00%, 8/1/2020	75	76
Series 2018-A, GO, 3.00%, 8/1/2021	80	83
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,899

		2,133

Hospital — 0.4%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.50%, 6/3/2019 (d)	12,250	12,250

Housing — 0.1%
City of St. Paul Park, Senior Housing and Health Care, Presbyterian Homes Bloomington Project Rev., 3.00%, 9/1/2019	795	797
Duluth Housing and Redevelopment Authority, Public Schools Academy Project
Series 2018-A, Rev., 3.38%, 11/1/2021	330	334
Series 2018-A, Rev., 3.63%, 11/1/2022	345	353
Series 2018-A, Rev., 3.88%, 11/1/2023	325	337

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing and Redevelopment Authority of The City of St Paul Minnesota, Parking Enterprise Series A, Rev., 3.00%, 8/1/2020	515	522

		2,343

Other Revenue — 0.0% (b)
State of Minnesota, General Fund Appropriation Series B, Rev., 5.00%, 3/1/2020	400	410

Prerefunded — 0.0% (b)
State of Minnesota 911 Services, Public Safety Radio Communications System Rev., 5.00%, 6/1/2019 (f)	30	30

Total Minnesota		23,740

Mississippi — 0.5%
General Obligation — 0.2%
City of Tupelo
Series 2019, GO, 4.00%, 12/1/2019	170	172
Series 2019, GO, 4.00%, 12/1/2020	360	373
Series 2019, GO, 4.00%, 12/1/2021	125	132
Series 2019, GO, 4.00%, 12/1/2022	245	264
Series 2019, GO, 4.00%, 12/1/2023	315	347
State of Mississippi Series F, GO, 5.00%, 11/1/2020	4,000	4,195

		5,483

Hospital — 0.1%
Mississippi Hospital Equipment & Facilities Authority Series B2, Rev., 1.80%, 12/2/2019 (d) (g)	3,000	2,995

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series E, Rev., VRDO, 1.43%, 6/13/2019 (d)	6,200	6,200

Other Revenue — 0.0% (b)
Mississippi Development Bank, Rankin County Project Rev., 3.00%, 3/1/2022	100	104
Mississippi Development Bank, Special Obligation, Biloxi project
Rev., 3.00%, 3/1/2020	125	126
Rev., 3.00%, 3/1/2021	130	133
Rev., 3.00%, 3/1/2022	175	182
State of Mississippi Series E, Rev., 5.00%, 10/15/2020	100	104
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	755

		1,404

Prerefunded — 0.0% (b)
State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2021 (f)	25	27

Total Mississippi		16,109

Missouri — 1.0%
Certificate of Participation/Lease — 0.1%
Belton School District No. 124 Series 2019, COP, AGM, 4.00%, 1/15/2022 (e)	100	106
Blue Eye R-V School District COP, 4.00%, 4/1/2021	75	77
City of Arnold COP, 3.00%, 12/15/2019	120	121
City of Waynesville Series C, COP, 2.00%, 4/15/2020	250	250
County of Stone
COP, 3.00%, 12/1/2019	100	101
COP, 3.00%, 12/1/2020	145	147
Village of Country Club
COP, AGM, 3.00%, 4/1/2020	100	101
COP, AGM, 3.00%, 4/1/2021	165	169

		1,072

Education — 0.4%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019B, Rev., 2.88%, 2/1/2022	3,270	3,280
Health and Educational Facilities Authority of the State of Missouri, Saint Louis University Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.48%, 6/3/2019 (d)	8,150	8,150
Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

		11,480

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Cape Girardeau County IDA, South Eastern Health Series 2017A, Rev., 5.00%, 3/1/2020	320	327
Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	312

		639

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.4%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,455
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 1.52%, 6/13/2019 (d) (g)	8,200	8,200

		12,655

Transportation — 0.1%
St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,392

Utility — 0.0% (b)
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 6/1/2019	1,090	1,090

Total Missouri		28,328

Montana — 0.1%
Education — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%, 9.00% Cap), 1.85%, 6/13/2019 (c)	3,325	3,332

General Obligation — 0.0% (b)
Gallatin County High School District No. 7 Bozeman, School Building Series A, GO, 4.00%, 6/1/2019	25	25

Total Montana		3,357

Nebraska — 0.1%
General Obligation — 0.1%
Papio-Missouri River Natural Resource District
GO, 4.00%, 12/15/2019	720	730
GO, 4.00%, 12/15/2020	405	420

		1,150

Hospital — 0.0% (b)
Madison County Hospital Authority No. 1, Faith Regional Health Services Project Series A, Rev., 4.00%, 7/1/2019	725	726

Other Revenue — 0.0% (b)
Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Series 2017B, Rev., AGM, 3.00%, 12/15/2020	250	255

Special Tax — 0.0% (b)
City of Omaha
Series A, Rev., 2.20%, 1/15/2021	125	126
Series A, Rev., 5.00%, 1/15/2022	125	136

		262

Total Nebraska		2,393

Nevada — 1.2%
General Obligation — 0.1%
Clark County School District
Series 2014A, GO, 5.00%, 6/15/2020	50	52
Series C, GO, 5.00%, 6/15/2023	2,000	2,261
State of Nevada, Capital Improvement and Cultural Affairs Series 2012-B, GO, 5.00%, 8/1/2019	25	25

		2,338

Hospital — 0.0% (b)
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2019	325	328
Rev., 5.00%, 9/1/2020	250	259
Rev., 5.00%, 9/1/2027	610	733

		1,320

Other Revenue — 0.0% (b)
City of Henderson Nevada Local Improvement District No. T-17 Rev., 2.00%, 9/1/2019	190	190

Transportation — 0.7%
Clark County, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	19,795

Utility — 0.4%
Clark County, Nevada Power Co. Projects Rev., 1.60%, 5/21/2020 (d)	3,000	2,997
County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (d)	4,550	4,567
County of Washoe, Sierra Pacific Power Company Project Series 2016G, Rev., 1.85%, 4/15/2022 (d)	5,000	5,019

		12,583

Total Nevada		36,226

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Hampshire — 1.0%
Education — 1.0%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College Rev., VRDO, LIQ: U.S. Bank NA, 1.30%, 6/13/2019 (d)	7,310	7,310
New Hampshire Health and Education Facilities Authority Act, University System
Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.47%, 6/3/2019 (d)	20,995	20,995
Series 2017A, Rev., 5.00%, 7/1/2019	1,385	1,389

		29,694

Total New Hampshire		29,694

New Jersey — 7.3%
Education — 0.3%
New Jersey Economic Development Authority, School Facilities Construction
Series 2017DDD, Rev., 5.00%, 6/15/2019	500	501
Series 2017DDD, Rev., 5.00%, 6/15/2020	500	516
Series PP, Rev., 5.00%, 6/15/2020	200	206
Series XX, Rev., 5.00%, 6/15/2021	5,000	5,303
New Jersey Educational Facilities Authority, The William Paterson University Series 2012D, Rev., 5.00%, 7/1/2020	100	104

		6,630

General Obligation — 5.6%
Atlantic County, Township of Galloway Series 2018A, GO, BAN, 3.00%, 8/15/2019	3,700	3,709
Borough of Caldwell GO, BAN, 2.75%, 9/6/2019	6,422	6,441
Borough of Carteret Series 2019, GO, BAN, 2.25%, 6/5/2020	5,999	6,035
Borough of East Rutherford
GO, AGM, 5.00%, 12/1/2019	145	147
GO, AGM, 5.00%, 12/1/2020	290	305
Borough of Highlands Series 2018A, GO, BAN, 3.00%, 10/4/2019	4,056	4,072
Borough of Matawan GO, BAN, 2.75%, 6/5/2019	2,606	2,606
Borough of Northvale GO, BAN, 3.50%, 11/8/2019	4,250	4,281
Borough of Oceanport GO, BAN, 2.75%, 6/28/2019	8,062	8,068
Borough of Ridgefield GO, BAN, 3.00%, 10/17/2019	3,271	3,286
Borough of Wallington GO, BAN, 2.75%, 8/23/2019	5,733	5,746
Borough of Woodbury Heights Series 2018A, GO, BAN, 2.75%, 8/1/2019	5,277	5,285
Borough of Woodcliff Lake GO, BAN, 3.25%, 10/1/2019	6,770	6,803
Borough of Wood-Ridge GO, BAN, 3.50%, 9/13/2019	9,507	9,553
City of Atlantic, Tax Appeal
Series 2017A, GO, 5.00%, 3/1/2020	650	666
Series 2017B, GO, AGM, 5.00%, 3/1/2020	200	205
City of Bridgeton GO, 3.00%, 8/23/2019	9,553	9,579
City of Newark GO, 3.50%, 10/9/2019	9,907	9,975
City of North Wildwood GO, BAN, 3.00%, 8/22/2019	9,620	9,649
City of Orange Township GO, 3.00%, 12/5/2019	3,890	3,914
City of Somers Point GO, BAN, 3.00%, 12/3/2019	6,755	6,799
City of Union, County of Hudson Series 2017, GO, 4.00%, 11/1/2019	1,000	1,009
City of Wildwood GO, BAN, 3.50%, 10/18/2019	11,312	11,399
County of Salem Series A, GO, BAN, 3.00%, 6/19/2019	10,531	10,537
East Brunswick Township Board of Education, School Energy Savings
GO, 5.00%, 8/1/2020	65	67
GO, 5.00%, 8/1/2021	55	59
GO, 5.00%, 8/1/2022	110	122
Mullica Township School District GO, 2.00%, 9/15/2019	105	105
The County of Union State of New Jersey, Township of Hillside GO, 3.00%, 7/18/2019	6,566	6,577
Township of Clark GO, BAN, 3.00%, 10/4/2019	1,650	1,657
Township of Florence Series 2019A, GO, BAN, 3.00%, 1/21/2020	5,315	5,360
Township of Logan GO, BAN, 3.50%, 10/22/2019	2,552	2,569

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Township of Middle GO, 4.00%, 11/1/2019	15	15
Township of Pemberton Series 2019, GO, BAN, 2.25%, 6/9/2020	6,230	6,268
Township of Riverside Series A, GO, BAN, 3.50%, 11/5/2019	3,268	3,291
Township of Upper GO, BAN, 3.25%, 1/24/2020	4,510	4,549
Township of Willingboro Series 2019, GO, BAN, 2.75%, 4/24/2020	4,973	5,018

		165,726

Hospital — 0.0% (b)
New Jersey Health Care Facilities Financing Authority, Holy Name Medical Center Series 2010, Rev., 4.50%, 7/1/2020	375	385

Housing — 0.4%
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Garden Spires Project Series 2018A, Rev., 2.02%, 8/1/2020 (d)	8,000	8,022
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (d)	4,500	4,542

		12,564

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Passaic County Utilities Authority, Solid Waste Disposal
Series 2018, Rev., 4.25%, 3/1/2020	180	183
Series 2018, Rev., 4.38%, 3/1/2021	255	267

		450

Other Revenue — 0.4%
Garden State Preservation Trust Series A, Rev., 5.00%, 11/1/2020	25	26
Gloucester County Improvement Authority Series A, Rev., 5.00%, 11/1/2019	500	507
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0058, Rev., VRDO, LIQ: Barclays Bank plc, 1.54%, 6/13/2019 (d) (g)	5,000	5,000
The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	366
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2019	3,500	3,500
Series A, Rev., 5.00%, 6/1/2020	3,000	3,085

		12,484

Prerefunded — 0.0% (b)
State of New Jersey, Equipment Lease Purchase Series A, COP, 5.25%, 6/15/2019 (f)	25	25

Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,370
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2014BB-1, Rev., (SIFMA Municipal Swap Index Yield + 1.00%, 12.00% Cap), 2.40%, 6/13/2019 (c)	700	701
New Jersey Transportation Trust Fund Authority, Transportation System Series B-4, Rev., 5.25%, 12/15/2019	225	229
New Jersey Turnpike Authority
Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%, 8.00% Cap), 2.05%, 7/1/2019 (c)	4,000	4,002
Series B, Rev., 5.00%, 1/1/2025	5,345	5,990

		17,292

Water & Sewer — 0.0% (b)
Logan Township Municipal Utilities Authority Rev., 4.00%, 5/1/2020	100	102

Total New Jersey		215,658

New Mexico — 0.2%
General Obligation — 0.1%
Albuquerque Municipal School District No. 12, Education Technology Notes GO, 5.00%, 8/1/2020	25	26
County of Sandoval
GO, 3.00%, 8/1/2020	330	336
GO, 5.00%, 8/1/2021	535	575
GO, 5.00%, 8/1/2022	560	620
Jal Public School District No. 19, Credit Enhancement Program GO, AGM, 5.00%, 8/1/2019	880	885

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of New Mexico, Gallup Branch Community College District Series 2012, GO, 2.00%, 10/15/2022	1,500	1,502

		3,944

Prerefunded — 0.0% (b)
State of New Mexico, Severance Tax Permanent Fund Series A, Rev., 5.00%, 7/1/2019 (f)	55	55

Utility — 0.0% (b)
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series A, Rev., 4.00%, 6/1/2019	40	40
Series 2018A, Rev., 5.00%, 6/1/2019	55	55

		95

Water & Sewer — 0.1%
City of Rio Rancho NM Water and Wastewater System
Rev., 5.00%, 5/15/2020	825	852
Rev., 5.00%, 5/15/2021	720	768
Rev., 5.00%, 5/15/2022	1,250	1,374

		2,994

Total New Mexico		7,088

New York — 18.8%
Education — 0.1%
Hempstead Town Local Development Corp., Adelphi University Project
Series 2019, Rev., 4.00%, 2/1/2020	100	102
Series 2019, Rev., 4.00%, 2/1/2021	75	78
Series 2019, Rev., 4.00%, 2/1/2022	50	53
Series 2019, Rev., 4.00%, 2/1/2023	100	108
Series 2019, Rev., 4.00%, 2/1/2024	200	221
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,048
New York State Dormitory Authority, St. John’s University Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.39%, 6/13/2019 (d)	1,180	1,180

		2,790

General Obligation — 11.2%
Bainbridge-Guilford Central School District Series A, GO, BAN, 2.75%, 6/28/2019	7,000	7,005
Bath Central School District, Steuben County GO, BAN, 3.00%, 6/21/2019	8,320	8,327
Beekmantown Central School District, Clinton County New York GO, BAN, 2.75%, 6/27/2019	4,035	4,038
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2020	450	466
GO, 5.00%, 6/1/2021	475	507
GO, 5.00%, 6/1/2022	500	551
GO, 5.00%, 6/1/2023	525	595
GO, 5.00%, 6/1/2024	545	634
City of New York Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 1.37%, 6/13/2019 (d)	15,000	15,000
City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 1.47%, 6/3/2019 (d)	21,565	21,565
City of Ogdensburg Series 2019, GO, BAN, 3.00%, 4/24/2020	1,500	1,505
City of Olean GO, BAN, 2.75%, 6/13/2019	6,024	6,026
City of Tonawanda GO, BAN, 3.00%, 6/6/2019	2,894	2,894
City of Yonkers
Series 2019A, GO, BAN, 2.25%, 12/17/2019	22,600	22,647
Series 2019A, GO, BAN, 3.00%, 12/17/2019	10,000	10,060
County of Columbia, Germantown Central School District GO, BAN, 2.75%, 6/28/2019	8,937	8,944
County of Orange, Public Improvement GO, 5.00%, 2/1/2023	2,295	2,603
County of Schoharie GO, BAN, 2.75%, 6/20/2019	15,000	15,010
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	322
County of Westchester Series B, GO, TAN, 3.00%, 10/16/2019	38,000	38,246
Erie County, Cleveland Hill Union Free School District GO, BAN, 2.75%, 6/25/2019	7,650	7,655
Greenport Union Free School District GO, TAN, 3.00%, 6/27/2019	3,000	3,003
Hilton Central School District GO, BAN, 2.75%, 6/28/2019	5,800	5,805
Holley Central School District GO, BAN, 2.50%, 6/25/2019	2,105	2,106

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Honeoye Falls-Lima Central School District GO, BAN, 3.00%, 6/20/2019	8,200	8,205
Mayfield Central School District GO, BAN, 2.75%, 6/28/2019	14,975	14,990
Menands Union Free School District GO, BAN, 3.50%, 6/27/2019	3,500	3,504
Montgomery County GO, BAN, 3.00%, 10/11/2019	2,510	2,523
Mount Vernon City School District
GO, 5.00%, 12/1/2021	885	965
GO, 5.00%, 12/1/2022	1,965	2,212
Newark Central School District GO, BAN, 2.75%, 6/20/2019	14,000	14,010
North Colonie Central School District GO, BAN, 3.00%, 7/19/2019	25,000	25,055
Oneida County, Sherrill City School District Series B, GO, BAN, 2.50%, 7/26/2019	8,751	8,763
Oneonta City School District GO, BAN, 3.00%, 7/19/2019	6,000	6,011
Owego Apalachin Central School District
Series B, GO, RAN, 2.38%, 6/27/2019	6,443	6,447
Series C, GO, RAN, 2.38%, 6/27/2019	2,500	2,501
Pavilion Central School District, Livingston and Wyoming Counties GO, BAN, 2.75%, 6/21/2019	2,622	2,624
Rome City School District GO, BAN, 2.75%, 8/2/2019	24,925	24,986
Sherburne Earlville Central School District GO, BAN, 3.00%, 8/2/2019	3,500	3,508
Susquehanna Valley Central School District Series B, GO, BAN, 2.75%, 7/2/2019	3,300	3,303
Town of East Fishkill Series A, GO, BAN, 3.50%, 12/17/2019	3,426	3,454
Town of Plattsburgh GO, BAN, 2.75%, 8/23/2019	3,000	3,008
Village of Clayton Series 2018-B, GO, BAN, 3.00%, 10/23/2019	5,000	5,024
Village of Johnson City GO, BAN, 4.00%, 10/3/2019	2,600	2,623
Weedsport Central School District GO, BAN, 3.00%, 7/12/2019	3,800	3,807

		333,037

Hospital — 0.0% (b)
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project
Series 2017A, Rev., 2.00%, 11/1/2019	550	550
Series A, Rev., 3.00%, 11/1/2020	575	581
New York State Dormitory Authority, Mount Sinai Hospital Series 2010A, Rev., 5.00%, 7/1/2020	45	47

		1,178

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Syracuse Industrial Development Agency, Syracuse University Project Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.45%, 6/13/2019 (d)	20,145	20,145

Other Revenue — 2.7%
New York City Transitional Finance Authority Future Tax Secured Rev., VRDO, LIQ: Barclays Bank plc, + 0.00%), 1.98%, 6/3/2019 (c)	21,790	21,790
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/3/2019 (d)	1,250	1,250
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.40%, 6/13/2019 (d)	14,675	14,675
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries A-7, Rev., VRDO, LIQ: State Street Bank & Trust, 1.39%, 6/13/2019 (d)	14,155	14,155
New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, LIQ: Bank of New York Mellon, 1.43%, 6/13/2019 (d)	3,265	3,265
New York City Trust for Cultural Resources, American Museum of Natural History Series 2014-B1, Rev., (SIFMA Municipal Swap Index Yield + 0.00%, 15.00% Cap), 1.40%, 6/13/2019 (c)	17,225	17,221
New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group Series 2015A, Rev., 4.00%, 5/1/2020	150	153

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Dormitory Authority, Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	481
Schenectady Metroplex Development Authority Series 2018A, Rev., BAN, 4.00%, 12/27/2019	1,240	1,259
Tender Option Bond Trust Receipts/Certificates Series 2017-XF0591, Rev., VRDO, LIQ: Bank of America NA, 1.57%, 6/13/2019 (d) (g)	6,000	6,000
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2019	150	150

		80,399

Prerefunded — 0.3%
New York City Water and Sewer System Rev., 5.00%, 6/15/2023 (f)	7,165	8,184
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2011A, Rev., 5.00%, 1/1/2022 (f)	1,120	1,225

		9,409

Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 2/15/2021	200	212

Transportation — 2.7%
Metropolitan Transportation Authority
Subseries 2012G-1, Rev., (ICE LIBOR USD 1 Month + 0.30%, 10.00% Cap), 1.94%, 7/1/2019 (c)	3,505	3,507
Series A-3, Rev., BAN, 4.00%, 8/15/2019	13,750	13,818
Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,000	21,913
New York State Thruway Authority Series L, Rev., 5.00%, 1/1/2021	50	53
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	15,697
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2020	500	513
Series 2019A, Rev., AMT, 5.00%, 4/1/2021	1,540	1,627
Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	917
Port Authority of New York and New Jersey Rev., AMT, 5.00%, 9/15/2023	10,000	11,414
Triborough Bridge and Tunnel Authority Series D, Rev., (SOFR + 0.50%, 9.00% Cap), 2.11%, 6/3/2019 (c)	10,000	9,930

		79,389

Water & Sewer — 1.1%
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012 Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.50%, 6/3/2019 (d)	13,335	13,335
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.42%, 6/13/2019 (d)	12,560	12,560
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.47%, 6/13/2019 (d)	5,680	5,680

		31,575

Total New York		558,134

North Carolina — 1.0%
Education — 0.2%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2019	250	250
Rev., 5.00%, 6/1/2020	275	283
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 2.04%, 7/1/2019 (c)	3,750	3,745

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina
Rev., AGM, 4.00%, 10/1/2019	90	91
Rev., AGM, 4.00%, 10/1/2020	120	123

		4,492

General Obligation — 0.1%
County of Lincoln Series A, GO, 4.00%, 6/1/2019	2,535	2,535
County of Union Series A, GO, 5.00%, 3/1/2020	20	20
State of North Carolina Series A, GO, 5.00%, 6/1/2019	500	500
Town of Cary Series B, GO, 4.00%, 6/1/2019	25	25

		3,080

Hospital — 0.6%
North Carolina Medical Care Commission, Firsthealth Carolinas Series A, Rev., VRDO, LIQ: Branch Banking & Trust, 1.40%, 6/13/2019 (d)	2,830	2,830
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc., Retirement Facilities Series 2017A, Rev., 5.00%, 10/1/2019	275	277
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019B, Rev., 2.20%, 12/1/2022 (d)	13,500	13,699

		16,806

Housing — 0.1%
Asheville Housing Authority, Ledgewood Village, Multifamily Housing Rev., 1.90%, 12/1/2019 (d)	4,000	4,006

Other Revenue — 0.0% (b)
County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	20	21
County of Chatham Series 2014, Rev., 5.00%, 11/1/2019	210	213

		234

Prerefunded — 0.0% (b)
County of Wake Rev., 5.00%, 6/1/2019 (f)	25	25
Town of Oak Island, Enterprise System Rev., AGC, 5.75%, 6/1/2019 (f)	25	25

		50

Transportation — 0.0% (b)
North Carolina Turnpike Authority, Monroe Connector System Series 2011, Rev., 5.00%, 7/1/2020	420	436

Total North Carolina		29,104

Ohio — 2.4%
Certificate of Participation/Lease — 0.0% (b)
Goshen Local School District, School Facilities Project
COP, 4.00%, 12/15/2019	240	243
COP, 1.50%, 12/15/2020	280	279

		522

General Obligation — 0.5%
City of Cincinnati, Unlimited Tax Refunding and Improvement Series 2014A, GO, 5.00%, 12/1/2019	5,925	6,027
City of Elyria, Improvement, Various Purpose GO, 5.00%, 12/1/2019	1,340	1,363
City of Euclid, Various Purpose Improvement Series 2019, GO, BAN, 3.00%, 4/30/2020	1,350	1,367
City of Lorain, Streetscape Improvements GO, BAN, 2.75%, 6/20/2019	650	650
City of Marysville, Various Purpose Series 2019B, GO, BAN, 3.00%, 3/26/2020	910	920
City of Middletown, Various Purpose GO, 4.00%, 12/1/2019	500	506
City of Olmsted Falls, Various Purpose Series 2019, GO, BAN, 3.00%, 6/11/2020 (e)	1,365	1,383
City of Seven Hills, Capital Improvement Series 2019, GO, BAN, 3.00%, 4/9/2020	500	505
City of Toledo
GO, AGM, 2.00%, 12/1/2019	180	180
GO, AGM, 4.00%, 12/1/2020	100	104
County of Licking Series 2019, GO, BAN, 3.00%, 5/8/2020	1,500	1,521
Village of Cuyahoga Heights, Various Purpose Improvement GO, BAN, 3.25%, 6/19/2019	1,250	1,251

		15,777

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.6%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	134
City of Centerville, Graceworks Lutheran Services
Rev., 5.00%, 11/1/2020	275	284
Rev., 5.00%, 11/1/2021	285	300
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (d)	2,000	2,186
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	53
Franklin County, Hospital Facilities Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 1.42%, 6/13/2019 (d)	1,190	1,190
Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%, 12.00% Cap), 1.83%, 6/13/2019 (c)	5,000	5,022
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 1.65%, 6/3/2019 (d)	8,250	8,250

		17,419

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 0.22%), 1.62%, 6/13/2019 (c)	13,935	13,868
Rev., 5.25%, 12/1/2020	35	37

		13,905

Other Revenue — 0.0% (b)
City of Cleveland, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	294
Village of Obetz
Rev., 5.00%, 12/1/2019	110	112
Rev., 5.00%, 12/1/2020	185	195
Rev., 5.00%, 12/1/2021	125	135

		736

Transportation — 0.3%
City of Cleveland, Airport System
Series 2009D, Rev., VRDO, LOC: U.S. Bank NA, 1.39%, 6/13/2019 (d)	1,225	1,225
Series 2006A, Rev., AMBAC, AGM-CR, 5.25%, 1/1/2020	2,000	2,043
Columbus Regional Airport Authority, Columbus Ohio Regional Airport Authority Rev., VRDO, LOC: U.S. Bank NA, 1.42%, 6/13/2019 (d)	6,075	6,075

		9,343

Utility — 0.5%
American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022 (d)	10,000	10,167
Ohio Air Quality Development Authority, Valley Electric Corp., Project Series 2009D, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.35%, 6/13/2019 (d)	4,450	4,450

		14,617

Total Ohio		72,319

Oklahoma — 0.3%
Education — 0.2%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2019	1,000	1,003
Canadian County Educational Facilities Authority, Yukon Public Schools Project Series 2019, Rev., 5.00%, 12/1/2020	2,050	2,137
Cleveland County Educational Facilities Authority, Educational Facilities Lease, Noble Public Schools Project Rev., 4.00%, 9/1/2019	120	121
Cleveland County Educational Facilities Authority, Lexington Public Schools Project
Series 2019, Rev., 4.00%, 9/1/2019	150	151
Series 2019, Rev., 4.00%, 9/1/2020	110	113
Series 2019, Rev., 4.00%, 9/1/2021	150	157
Series 2019, Rev., 4.00%, 9/1/2022	125	133
Series 2019, Rev., 4.00%, 9/1/2023	270	293

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2019	300	300
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2020	1,200	1,241
Cushing Educational Facilities Authority, Public Schools Project Rev., 5.00%, 9/1/2020	50	52
Okarche Economic Development Authority, Okarche Public Schools Project Rev., 4.00%, 9/1/2019	125	126

		5,827

Housing — 0.1%
Oklahoma Housing Finance Agency, Green Rural Development Portfolio Series 2018, Rev., 1.90%, 3/1/2020 (d)	1,500	1,503
Oklahoma Housing Finance Agency, Sooner Haven Apartments Rev., 2.38%, 10/1/2020 (d)	2,375	2,398

		3,901

Prerefunded — 0.0% (b)
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series B, Rev., 5.00%, 1/1/2021 (f)	20	21

Total Oklahoma		9,749

Oregon — 0.3%
General Obligation — 0.1%
Clackamas County School District No. 12 Series A, GO, Zero Coupon, 6/15/2019	250	250
County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	2,007
Salem-Keizer School District No. 24J
GO, 4.00%, 6/15/2019	375	375
GO, 4.00%, 6/15/2020	225	231
GO, 4.00%, 6/15/2021	175	184
GO, 5.00%, 6/15/2021	500	534

		3,581

Hospital — 0.2%
Clackamas County Hospital Facility Authority, Legacy Health System Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.33%, 6/13/2019 (d)	1,000	1,000
Salem Hospital Facility Authority, Hospital Project Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.39%, 6/13/2019 (d)	5,350	5,350

		6,350

Total Oregon		9,931

Pennsylvania — 4.9%
Education — 1.0%
Pennsylvania Higher Educational Facilities Authority
Series A, Rev., 5.00%, 9/1/2019 (f)	8,950	9,026
Series AN, Rev., 5.00%, 6/15/2020	5,975	6,177
Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., 2.72%, 5/1/2021 (d)	2,500	2,538
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 5.00%, 8/15/2019	200	201
Pennsylvania Higher Educational Facilities Authority, Widener University Rev., 2.00%, 7/15/2019	290	290
State Public School Building Authority, Community College of Philadelphia Project
Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	314
Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	340
University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.24%, 9.00% Cap), 1.64%, 6/13/2019 (c)	11,510	11,446

		30,332

General Obligation — 1.8%
Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	14,166
Butler Area School District
GO, AGM, 3.00%, 10/1/2019	1,150	1,155
GO, AGM, 4.00%, 10/1/2020	865	890
City of Philadelphia
Series 2009B, GO, VRDO, LOC: Barclays Bank plc, 1.40%, 6/13/2019 (d)	12,965	12,965
Series 2019A, GO, 5.00%, 8/1/2020	1,725	1,793
Series 2012A, GO, 5.00%, 9/15/2021	45	48
Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,249

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	570
Dallas School District
Series 2019, GO, AGM, 4.00%, 10/15/2019	10	10
Series 2019, GO, AGM, 4.00%, 10/15/2020	290	300
Series 2019, GO, AGM, 4.00%, 10/15/2021	275	290
Series 2019, GO, AGM, 4.00%, 10/15/2022	300	323
Series 2019, GO, AGM, 5.00%, 10/15/2023	175	199
Series 2019, GO, AGM, 5.00%, 10/15/2024	325	380
Juniata County School District
GO, AGM, 2.00%, 11/15/2019	190	190
GO, AGM, 5.00%, 11/15/2021	185	200
Mars Area School District
Series 2019B, GO, AGM, 1.75%, 9/1/2019 (e)	190	190
Series 2019B, GO, AGM, 5.00%, 9/1/2020 (e)	145	151
Series 2019B, GO, AGM, 5.00%, 9/1/2021 (e)	120	128
Series 2019B, GO, AGM, 5.00%, 9/1/2023 (e)	115	130
Municipality of Monroeville GO, 3.00%, 6/1/2020	1,075	1,090
Neshannock Township School District
Series 2019AA, GO, 4.00%, 9/1/2021 (e)	100	105
Series 2019AA, GO, 4.00%, 9/1/2022 (e)	150	161
Series 2019AA, GO, 4.00%, 9/1/2023 (e)	200	218
Northwestern Lehigh School District
Series 2019, GO, 5.00%, 2/15/2021	155	164
Series 2019, GO, 5.00%, 2/15/2023	680	761
Parkland School District GO, 4.00%, 4/15/2020	1,500	1,532
Pittsburgh School District
Series 2019, GO, 5.00%, 9/1/2022	1,690	1,870
Series 2019, GO, 5.00%, 9/1/2023	1,810	2,057
School District of the City of Erie (The)
Series 2019B, GO, AGM, 5.00%, 4/1/2020	420	431
Series 2019B, GO, AGM, 5.00%, 4/1/2021	400	423
Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	353
Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	351
The School Board of Philadelphia County Series A, GO, 5.00%, 9/1/2019	500	504
Township of East Pennsboro, Cumberland County
Series 2019, GO, 2.00%, 9/1/2019 (e)	545	545
Series 2019, GO, 3.00%, 9/1/2020 (e)	150	153
Series 2019, GO, 3.00%, 9/1/2021 (e)	190	196
Series 2019, GO, 3.00%, 9/1/2022 (e)	175	182
Township of Rostraver
GO, AGM, 3.00%, 9/1/2020	140	143
GO, AGM, 4.00%, 9/1/2021	100	105
Waynesboro Area School District, Franklin County
Series 2019, GO, 5.00%, 10/1/2019 (e)	200	202
Series 2019, GO, 5.00%, 10/1/2020 (e)	485	505
Series 2019, GO, 5.00%, 10/1/2021 (e)	580	623
Series 2019, GO, 5.00%, 10/1/2022 (e)	305	338
Series 2019, GO, 5.00%, 10/1/2023 (e)	320	364
Wilkes-Barre Area School District Series 2019, GO, 5.00%, 4/15/2023	115	128
Wyalusing Area School District, Bradford and Wyoming Counties
Series 2019, GO, AGM, 4.00%, 4/1/2021	375	390
Series 2019, GO, AGM, 4.00%, 4/1/2022	315	334
Series 2019, GO, AGM, 4.00%, 4/1/2023	400	431

		53,986

Hospital — 0.1%
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project Series 2019B, Rev., 2.88%, 12/15/2023	1,000	1,001
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2019	500	504

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Northampton County General Purpose Authority, Saint Luke’s Hospital Project Series 2010A, Rev., 5.00%, 8/15/2020	25	26
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Hospital Rev., 5.00%, 7/1/2019	1,385	1,388

		2,919

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	533
Lackawanna County Industrial Development Authority, University of Scranton
Rev., 3.00%, 11/1/2019	50	50
Rev., 4.00%, 11/1/2020	100	103
Rev., 5.00%, 11/1/2021	1,000	1,072
Montgomery County Industrial Development Authority, Meadowood Senior Living Project
Series 2018A, Rev., 3.00%, 12/1/2019	140	140
Series A, Rev., 3.00%, 12/1/2020	250	253
Series A, Rev., 3.00%, 12/1/2021	250	254

		2,405

Other Revenue — 0.9%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (g)	250	266
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2020	555	574
Series 2018, Rev., 5.00%, 6/1/2021	535	570
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020 (d)	250	250
Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 1.63%, 6/13/2019 (d)	5,485	5,485
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0060, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.52%, 6/13/2019 (d) (g)	5,650	5,650
Series 2018-XX1, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.52%, 6/13/2019 (d) (g)	8,000	8,000
Series 2018-XM0594, Rev., VRDO, LIQ: Barclays Bank plc, 1.54%, 6/13/2019 (d) (g)	4,600	4,600
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 2.25%, 6/1/2020 (d)	1,850	1,854

		27,249

Prerefunded — 0.1%
City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2022 (f)	1,465	1,636
Pennsylvania Turnpike Commission, Convertible Capital Appreciation Series B2, Rev., 5.35%, 12/1/2020 (f)	30	32
Pennsylvania Turnpike Commission, Oil Franchise Tax Series A-2, Rev., AGC, 5.00%, 12/1/2019 (f)	30	30

		1,698

Special Tax — 0.0% (b)
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program Rev., 5.00%, 6/15/2019	20	20

Transportation — 0.6%
Pennsylvania Turnpike Commission
Series B, Subseries B-2, Rev., 5.00%, 6/1/2019	75	75
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%, 9.00% Cap), 2.00%, 6/13/2019 (c)	18,000	17,930
Series B, Subseries B-2, Rev., 5.00%, 6/1/2020	50	51
Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	116

		18,172

Utility — 0.3%
Philadelphia Gas Works Co., 1998 General Ordinance
Series C, Rev., VRDO, LOC: Barclays Bank plc, 1.40%, 6/13/2019 (d)	6,000	6,000
Rev., 3.00%, 8/1/2019	2,100	2,105

		8,105

Total Pennsylvania		144,886

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rhode Island — 0.3%
Education — 0.2%
Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 1.35%, 6/13/2019 (d)	4,960	4,960
Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

		4,976

General Obligation — 0.1%
City of Pawtucket
Series 2019C, GO, AGM, 3.00%, 7/15/2019 (e)	365	365
Series 2019D, GO, AGM, 3.00%, 7/15/2019 (e)	60	60
Series 2019C, GO, AGM, 3.00%, 7/15/2020 (e)	185	188
Series 2019D, GO, AGM, 3.00%, 7/15/2020 (e)	185	188
Series 2019D, GO, AGM, 3.00%, 7/15/2021 (e)	125	129
Series 2019C, GO, AGM, 4.00%, 7/15/2021 (e)	185	194
Series 2019D, GO, AGM, 3.00%, 7/15/2022 (e)	210	219
Series 2019C, GO, AGM, 4.00%, 7/15/2022 (e)	210	225
Series 2019D, GO, AGM, 3.00%, 7/15/2023 (e)	70	74
Series 2019C, GO, AGM, 4.00%, 7/15/2023 (e)	380	415

		2,057

Other Revenue — 0.0% (b)
Providence Public Building Authority, Capital Improvement
Series 2017A, Rev., 4.00%, 9/15/2019	250	251
Series A, Rev., 5.00%, 9/15/2020	200	207

		458

Transportation — 0.0% (b)
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GRAN, 5.00%, 6/15/2019	55	55
Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project
Series 2018, Rev., 5.00%, 7/1/2019	500	501
Series 2018, Rev., 5.00%, 7/1/2020	585	606

		1,162

Total Rhode Island		8,653

South Carolina — 1.0%
Education — 0.0% (b)
Educational Facilities Authority, Wofford College Series B, Rev., 2.37%, 4/1/2022 (d)	500	506

General Obligation — 0.6%
County of Richland Series 2019A, GO, BAN, 3.00%, 2/27/2020	17,200	17,392

Industrial Development Revenue/Pollution Control Revenue — 0.1%
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2021	500	521

Transportation — 0.3%
South Carolina Transportation Infrastructure Bank Rev., (ICE LIBOR USD 1 Month + 0.45%, 10.00% Cap), 2.05%, 7/3/2019 (c) (e)	10,000	10,000

Total South Carolina		28,419

South Dakota — 0.0% (b)
Housing — 0.0% (b)
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	409

Other Revenue — 0.0% (b)
South Dakota State Building Authority
Series A, Rev., 3.00%, 6/1/2019	150	150
Series A, Rev., 3.00%, 6/1/2020	200	203

		353

Total South Dakota		762

Tennessee — 2.4%
Education — 0.7%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Rev., 1.30%, 7/1/2019 (d)	6,250	6,248
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, East Webster Street Apartments Project Rev., 2.05%, 4/1/2020 (d)	2,500	2,513

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Oakwood Flats Apartments Project Rev., 2.10%, 10/1/2020 (d)	6,500	6,538
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2019, Rev., 3.00%, 10/1/2024	650	659
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Twelfth and Wedgewood Apartments Project Series 2017, Rev., GNMA, 1.80%, 12/1/2019 (d)	4,000	4,003

		19,961

General Obligation — 0.2%
City of Memphis, General Improvement GO, 5.00%, 6/1/2020	25	26
County of Monroe GO, BAN, 1.20%, 6/15/2019	3,500	3,499
County of Shelby, Public Improvment Series B, GO, VRDO, 1.47%, 6/13/2019 (d)	2,000	2,000
County of Sumner, School and Public Improvement Series 2013, GO, 5.00%, 12/1/2019	105	107

		5,632

Hospital — 0.9%
Chattanooga Health Educational and Housing Facility Board, Catholic Health Services Series 2004C, Rev., VRDO, 1.55%, 6/13/2019 (d)	21,940	21,940
Rutherford County Health and Educational Facilities Board Rev., 2.50%, 11/1/2020 (d)	3,500	3,538

		25,478

Housing — 0.6%
Highlands Residential Services, Walnut Village Project Series 2019, Rev., GNMA COLL, 1.80%, 4/1/2021 (d)	1,000	1,004
Knox County Health Educational and Housing Facility Board, Clear Springs Apartments Project Series 2019, Rev., 1.80%, 5/1/2021 (d)	800	801
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Dandridge Towers Project Rev., 1.87%, 7/1/2020 (d)	2,400	2,401
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (d)	10,000	10,052
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers II Project Rev., 2.00%, 1/1/2021 (d)	5,000	5,039

		19,297

Utility — 0.0% (b)
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2020	780	794
Series 2017A, Rev., 4.00%, 5/1/2021	730	756

		1,550

Water & Sewer — 0.0% (b)
Jackson Energy Authority, Wastewater System Rev., 5.00%, 12/1/2019	350	356

Total Tennessee		72,274

Texas — 8.8%
Education — 0.3%
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 3.00%, 12/1/2019	435	438
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	233
Series 2018C, Rev., 5.00%, 8/1/2025	200	239
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2020	110	112
Rev., 5.00%, 2/1/2021	160	169
Rev., 5.00%, 2/1/2022	165	180
Rev., 5.00%, 2/1/2023	170	191
Harris County Cultural Education Facilities Finance Corp., TECO Project Series 2017, Rev., 5.00%, 11/15/2019	175	178

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
McLennan County Junior College District
Rev., AGM, 3.00%, 4/15/2020	300	303
Rev., AGM, 3.00%, 4/15/2021	350	359
Rev., AGM, 3.00%, 4/15/2022	100	104
New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project Rev., 5.00%, 1/1/2020	195	198
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project
Rev., 5.00%, 10/1/2019	410	414
Rev., 5.00%, 10/1/2020	675	697
Rev., 5.00%, 10/1/2021	1,425	1,493
Rev., 5.00%, 10/1/2022	1,495	1,587
Newark Higher Education Finance Corp., Orenda Education Rev., PSF-GTD, 4.00%, 8/15/2019	200	201
University of Texas (The), Board of Regents, Financing System
Series A, Rev., 5.00%, 8/15/2020	25	26
Series 2016D, Rev., 5.00%, 8/15/2021	25	27
University of Texas System (The) Series B, Rev., VRDO, 1.50%, 6/13/2019 (d)	2,410	2,410

		9,559

General Obligation — 3.8%
Avery Ranch Road District No. 1
Series 2019, GO, 3.00%, 8/15/2022	615	642
Series 2019, GO, 3.00%, 8/15/2023	810	855
City of Arlington, Permanent Improvement GO, 3.00%, 8/15/2019	50	50
City of Galveston
GO, 3.00%, 5/1/2021	130	133
GO, 4.00%, 5/1/2022	590	631
City of Granbury
Series 2018, GO, 2.00%, 8/15/2019	160	160
Series 2018, GO, 2.00%, 8/15/2020	185	186
City of Grand Prairie GO, 5.00%, 2/15/2021	20	21
City of Odessa Series 2017, GO, 4.00%, 3/1/2020	300	306
City of Sulphur Springs
Series 2019, GO, AGM, 3.00%, 9/1/2020	100	101
Series 2019, GO, AGM, 3.00%, 9/1/2021	100	103
Series 2019, GO, AGM, 3.00%, 9/1/2022	520	542
City of Wylie GO, 5.00%, 2/15/2020	20	20
Clear Brook City Municipal Utility District Series 2019, GO, AGM, 2.10%, 2/1/2023	450	452
Clear Creek Independent School District, School Building Series B, GO, PSF-GTD, 1.45%, 8/14/2020 (d)	2,200	2,200
Corpus Christi Independent School District, School Building Series A, GO, PSF-GTD, 2.00%, 8/15/2019 (d)	1,250	1,251
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2021	50	54
County of Bexar, Harlandale Independent School District GO, PSF-GTD, 3.00%, 8/15/2021 (d)	4,000	4,072
County of Denton GO, 5.00%, 7/15/2020	50	52
County of La Salle
GO, AGM, 5.00%, 3/1/2020	315	324
GO, AGM, 5.00%, 3/1/2021	345	366
County of La Salle, Unlimited Tax
GO, AGM, 5.00%, 3/1/2020	2,075	2,130
GO, AGM, 5.00%, 3/1/2021	2,135	2,267
County of Lubbock GO, 5.00%, 2/15/2020	20	20
Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	108
Cypress-Fairbanks Independent School District GO, PSF-GTD, 4.00%, 2/15/2020	6,065	6,173
Del Mar College District, Limited Tax GO, 4.00%, 8/15/2019	20	20
El Paso County Hospital District GO, 5.00%, 8/15/2019	175	176
Fort Bend County Municipal Utility District No. 116
Series 2019, GO, 3.00%, 9/1/2021 (e)	330	339
Series 2019, GO, 3.00%, 9/1/2022 (e)	460	477
Series 2019, GO, 3.00%, 9/1/2023 (e)	450	471
Fort Bend County Municipal Utility District No. 151 GO, 3.00%, 9/1/2021	190	194

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Fort Bend Independent School District Series B, GO, PSF-GTD, 1.35%, 8/1/2019 (d)	6,560	6,560
Georgetown Independent School District Series 2019-B, GO, PSF-GTD, 2.75%, 8/1/2022 (d)	8,000	8,313
Goose Creek Consolidated Independent School District Series B, GO, PSF-GTD, 1.18%, 8/15/2019 (d)	3,100	3,099
Harris County Fresh Water Supply District No. 61
Series 2019, GO, AGM, 4.00%, 9/1/2023	445	485
Series 2019, GO, AGM, 3.00%, 9/1/2024	695	733
Harris County Municipal Utility District No. 096
Series 2019, GO, 2.00%, 9/1/2021 (e)	185	186
Series 2019, GO, 2.00%, 9/1/2023 (e)	195	196
Harris County Municipal Utility District No. 281
Series 2019, GO, 2.00%, 9/1/2020 (e)	135	135
Series 2019, GO, 2.00%, 9/1/2021 (e)	130	131
Series 2019, GO, 2.00%, 9/1/2022 (e)	300	302
Series 2019, GO, 2.00%, 9/1/2023 (e)	305	307
Harris County Municipal Utility District No. 374
Series 2019, GO, 3.00%, 9/1/2021 (e)	100	102
Series 2019, GO, 3.00%, 9/1/2022 (e)	145	150
Series 2019, GO, 3.00%, 9/1/2023 (e)	115	120
Houston Independent School District, Schoolhouse Series A-2, GO, VRDO, PSF-GTD, 3.00%, 6/1/2039 (d)	4,485	4,485
Hunters Glen Municipal Utility District, Waterworks & Sewer System
Series 2019A, GO, AGM, 2.00%, 4/1/2020	120	120
Series 2019A, GO, AGM, 2.00%, 4/1/2021	110	111
Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	332
Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	600
Leander Independent School District, Capital Appreciation Series B, GO, Zero Coupon, 8/15/2019	220	219
Midlothian Independent School District, School Building Series B, GO, PSF-GTD, 2.50%, 8/1/2020 (d)	5,000	5,051
New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (d)	1,500	1,552
Northside Independent School District, School Building
GO, PSF-GTD, 1.45%, 6/1/2020 (d)	4,000	4,001
GO, PSF-GTD, 2.00%, 6/1/2021 (d)	3,035	3,053
Pecan Grove Municipal Utility District
Series 2019, GO, 4.00%, 9/1/2021	560	588
Series 2019, GO, 4.00%, 9/1/2022	710	761
Series 2019, GO, 4.00%, 9/1/2023	740	807
Remington Municipal Utility District No. 1 GO, AGM, 4.00%, 9/1/2019	275	277
Sienna Plantation Levee Improvement District of Fort Bend County GO, 2.00%, 9/1/2019	250	250
Southside Independent School District, School Building GO, PSF-GTD, 2.00%, 8/15/2019	250	250
State of Texas, Transportation Commission, Multi Mode Mobility Fund Series 2006B, GO, VRDO, LIQ: Texas Comptroller of Public Accounts, 1.52%, 6/13/2019 (d)	23,505	23,505
State of Texas, Veterans GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.47%, 6/13/2019 (d)	20,405	20,405
Texas Public Finance Authority Series A, GO, 5.00%, 10/1/2019	25	25
Town of Horizon City
Series 2019, GO, AGM, 3.00%, 8/15/2020 (e)	155	158
Series 2019, GO, AGM, 3.00%, 8/15/2021 (e)	300	309
Series 2019, GO, AGM, 3.00%, 8/15/2022 (e)	170	177
Series 2019, GO, AGM, 4.00%, 8/15/2023 (e)	230	252

		113,003

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 1.1%
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Rev., VRDO, 1.41%, 6/13/2019 (d)	17,215	17,215
Series D, Rev., VRDO, 1.41%, 6/13/2019 (d)	8,800	8,800
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series A, Rev., 4.00%, 7/1/2019	3,000	3,006
Series A, Rev., 5.00%, 7/1/2020	3,460	3,583

		32,604

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Matagorda County Navigation District No. 1, Pollution Control Rev., AMT, 1.75%, 9/1/2020 (d)	4,000	3,950
Mission Economic Development Corp., Solid Waste Disposal Revenue Allied Waste, Inc., Project Series A, Rev., 1.75%, 7/1/2019 (d)	5,000	4,993

		8,943

Other Revenue — 1.9%
BB&T Municipal Trust Class B, Rev., LOC: Rabobank Nederland, (SIFMA Municipal Swap Index Yield + 0.55%), 1.97%, 6/13/2019 (c) (g)	8,000	8,000
City of Corpus Christi, Utility System Rev., 5.00%, 7/15/2019	50	50
State of Texas Rev., TRAN, 4.00%, 8/29/2019	46,555	46,831

		54,881

Prerefunded — 0.0% (b)
Austin Independent School District Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2021 (f)	30	32
Corpus Christi Independent School District, School Building GO, 5.00%, 8/15/2019 (f)	500	504

		536

Transportation — 1.2%
Brazoria County Toll Road Authority, Limited Contract Tax and Subordinate Lien Toll Road Series 2017B, Rev., BAN, 1.45%, 3/1/2020	7,000	7,001
Camino Real Regional Mobility Authority, Subordinate Lien Vehicle Rev., AGM, 5.00%, 6/1/2019	155	155
Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	2,455	2,560
City of Austin, Airport System Series 2019, Rev., AMT, 5.00%, 11/15/2022	4,250	4,718
Dallas-Fort Worth International Airport Series E, Rev., 5.00%, 11/1/2019	525	532
Harris County Toll Road Authority, Senior Lien
Series A, Rev., 5.00%, 8/15/2019	1,850	1,863
Series 2018A, Rev., 5.00%, 8/15/2020	1,500	1,562
Series A, Rev., 5.00%, 8/15/2021	1,500	1,612
Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	135
Port Beaumont Navigation District
Rev., 3.00%, 9/1/2019	100	100
Rev., 4.00%, 9/1/2020	155	160
Port of Port Arthur Navigation District Rev., AMT, + 0.00%), 1.90%, 10/3/2019 (c) (g)	15,000	15,001

		35,399

Utility — 0.1%
City of Houston, Combined Utility System, First Lien Series B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.45%, 6/13/2019 (d)	4,425	4,425

Water & Sewer — 0.1%
Canyon Regional Water Authority, Wells Ranch I Project Rev., 4.00%, 8/1/2020	20	21
Trinity River Authority Central Regional Wastewater System
Rev., 5.00%, 8/1/2019	1,255	1,262
Rev., 5.00%, 8/1/2020	675	702

		1,985

Total Texas		261,335

Utah — 0.7%
Education — 0.0% (b)
Utah Charter School Finance Authority, Utah Charter Academies Project
Rev., 3.00%, 10/15/2019	200	201
Rev., 3.00%, 10/15/2020	220	223
Rev., 4.00%, 10/15/2021	305	319

		743

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.6%
County of Utah Hospital, IHC Health Services, Inc.
Series C, Rev., VRDO, LIQ: U.S. Bank NA, 1.35%, 6/13/2019 (d)	2,500	2,500
Series D, Rev., VRDO, LIQ: U.S. Bank NA, 1.35%, 6/13/2019 (d)	11,275	11,275
Series B, Rev., VRDO, LIQ: U.S. Bank NA, 1.39%, 6/13/2019 (d)	4,000	4,000

		17,775

Other Revenue — 0.1%
City of Murray, Sales Tax
Series 2018, Rev., 3.00%, 11/15/2019	100	101
Series 2018, Rev., 3.00%, 11/15/2020	235	240
Series 2018, Rev., 4.00%, 11/15/2021	150	159
Utah Infrastructure Agency, Telecommunication Series 2017A, Rev., 2.00%, 10/15/2019	1,000	997
West Valley City Municipal Building Authority Series 2019, Rev., AGM, 5.00%, 2/1/2021	90	95

		1,592

Utility — 0.0% (b)
City of Lehi, Electric Utility
Series 2018, Rev., 4.00%, 6/1/2019	75	75
Series 2018, Rev., 5.00%, 6/1/2020	85	88
Series 2018, Rev., 5.00%, 6/1/2021	75	80

		243

Total Utah		20,353

Virginia — 2.1%
Education — 0.3%
Virginia College Building Authority, Public Higher Education Financing Program Series 2014B, Rev., 5.00%, 9/1/2020	7,685	8,023

General Obligation — 0.1%
City of Charlottesville, Public Improvement Series 2012B, GO, 4.00%, 7/15/2020	200	206
City of Poquoson GO, 5.00%, 2/15/2020	120	123
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,584

		1,913

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Wise County Industrial Development Authority Series 2009-A, Rev., 2.15%, 9/1/2020 (d)	7,500	7,546

Other Revenue — 0.8%
Virginia Public Building Authority, Public Facilities
Series 2014C, Rev., 5.00%, 8/1/2020	18,830	19,607
Series A, Rev., 5.00%, 8/1/2020	5,220	5,435

		25,042

Prerefunded — 0.3%
Fairfax County EDA, Community Services Facilities Projects Series A, Rev., 4.50%, 3/1/2021 (f)	8,235	8,670

Transportation — 0.0% (b)
Virginia Commonwealth Transportation Board, Federal Transportation Series B-G, Rev., 5.00%, 3/15/2021	25	27

Utility — 0.4%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (d)	4,250	4,272
York County Economic Development Authority, Electric and Power Company Project Series 2009A, Rev., 1.90%, 6/1/2023 (d)	8,000	8,040

		12,312

Total Virginia		63,533

Washington — 2.5%
General Obligation — 0.0% (b)
County of King, Limited Tax Series 2012A, GO, 5.00%, 7/1/2019	50	50
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	80
Pend Oreille County, Public Hospital District No. 1
GO, 3.00%, 12/1/2019	155	155
GO, 3.00%, 12/1/2020	155	156

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	330	359
Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	25	26
Snohomish County, School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	179
State of Washington, Various Purpose Series R-2011B, GO, 5.00%, 7/1/2019	400	401

		1,406

Hospital — 0.7%
Washington Health Care Facilities Authority, Catholic Health Initiatives
Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.00%, 12.00% Cap), 2.40%, 6/13/2019 (c)	5,000	4,984
Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%, 12.00% Cap), 2.80%, 6/13/2019 (c)	10,000	9,989
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,329
Washington Health Care Facilities Authority, Providence Health and Service Series 2012C, Rev., VRDO, LIQ: U.S. Bank NA, 1.43%, 6/13/2019 (d)	3,150	3,150
WBRP 3.2, Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2021	25	26

		19,478

Housing — 0.9%
Washington State Housing Finance Commission, Multi-Family Housing, Cathedral Plaza Apartments Rev., 2.38%, 7/1/2020 (d)	13,500	13,588
Washington State Housing Finance Commission, Multi-Family Housing, The O’Malley Apartments Rev., 2.37%, 7/1/2020 (d)	8,500	8,555
Washington State Housing Finance Commission, Royal Hills Apartments Series A, Rev., 1.40%, 11/1/2019	4,000	3,995

		26,138

Utility — 0.7%
City of Seattle, Municipal Light and Power Improvement
Series 2012A, Rev., 5.00%, 6/1/2019	35	35
Rev., 5.00%, 9/1/2021	20	22
Energy Northwest, Columbia Generating Station Series 2012A, Rev., 5.00%, 7/1/2020	18,750	19,470

		19,527

Water & Sewer — 0.2%
Cascade Water Alliance Rev., 5.00%, 1/1/2021	20	21
City of Seattle, Wastewater System Improvement Rev., 5.00%, 9/1/2020	25	26
County of King, Junior Lien, Sewer Rev., 2.45%, 12/1/2020 (d)	6,615	6,683

		6,730

Total Washington		73,279

West Virginia — 0.1%
Utility — 0.1%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Series 2009A, Rev., 2.63%, 6/1/2022 (d)	3,805	3,868

Wisconsin — 1.8%
Education — 0.0% (b)
Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	58
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2019	145	146
Series 2017A, Rev., 5.00%, 9/1/2020	155	160
Series 2017A, Rev., 5.00%, 9/1/2021	160	170

		534

General Obligation — 0.4%
Big Foot Union High School District
Series 2019, GO, 4.00%, 3/1/2020	100	102
Series 2019, GO, 4.00%, 3/1/2021	130	135
Series 2019, GO, 4.00%, 3/1/2022	100	106
Series 2019, GO, 4.00%, 3/1/2023	115	125
City of Kenosha GO, 3.00%, 2/1/2021	1,000	1,024

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Middletown
GO, 3.00%, 3/1/2020	200	202
GO, 3.00%, 3/1/2021	355	364
City of Shawano, Promissory Notes
Series 2019, GO, 3.00%, 4/1/2020	150	152
Series 2019, GO, 3.00%, 4/1/2021	250	256
Series 2019, GO, 3.00%, 4/1/2022	140	145
Series 2019, GO, 3.00%, 4/1/2023	150	157
City of Waukesha
Series 2019C, GO, 3.00%, 10/1/2020	575	586
Series 2019C, GO, 3.00%, 10/1/2021	450	465
Series 2019C, GO, 3.00%, 10/1/2022	425	445
Series 2019C, GO, 3.00%, 10/1/2023	350	371
Coleman School District, Marinette and Oconto Counties GO, 3.00%, 9/1/2019	170	171
County of Manitowoc GO, 2.00%, 11/1/2019	215	215
Eleva-Strum School District
GO, 3.00%, 4/1/2020	230	232
GO, 3.00%, 4/1/2021	450	460
Gibraltar Area School District
GO, 4.00%, 3/1/2020	440	448
GO, 4.00%, 3/1/2021	700	728
GO, 4.00%, 3/1/2022	315	334
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2022	75	78
Series 2019A, GO, 3.00%, 3/1/2023	110	115
Series 2019A, GO, 3.00%, 3/1/2024	405	428
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	432
Randall Consolidated School Joint No. 1
GO, 4.00%, 3/1/2020	380	386
GO, 4.00%, 3/1/2021	175	182
Village of Menomonee Falls, Promissory Note
Series A, GO, 3.00%, 6/1/2019	50	50
Series 2018B, GO, 3.38%, 3/1/2020	250	251
Series A, GO, 3.00%, 6/1/2021	270	277
Village of Mount Pleasant
Series 2019A, GO, 3.00%, 3/1/2020 (e)	100	101
Series 2019A, GO, 3.00%, 3/1/2021 (e)	285	291
Series 2019A, GO, 3.00%, 3/1/2022 (e)	265	273
Series 2019A, GO, 5.00%, 3/1/2023 (e)	380	423
Village of Pulaski GO, AGM, 3.00%, 4/1/2020	160	162
Wittenberg Birnamwood School District
GO, AGM, 4.00%, 3/1/2021	130	135
GO, AGM, 4.00%, 3/1/2022	260	277
GO, AGM, 4.00%, 3/1/2023	280	304

		11,388

Hospital — 0.8%
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-1, Rev., (SIFMA Municipal Swap Index Yield + 0.35%, 12.00% Cap), 1.75%, 6/13/2019 (c)	21,865	21,732

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
State of Wisconsin Environmental Improvement Fund Series A, Rev., 5.00%, 6/1/2019	1,000	1,000

Other Revenue — 0.4%
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	5,002
Village of Howard Rev., 2.00%, 12/1/2021	6,965	7,003

		12,005

Transportation — 0.1%
Wisconsin Department of Transportation
Series 1, Rev., 5.00%, 7/1/2020	2,135	2,216
Series 1, Rev., 5.00%, 7/1/2021	25	27

		2,243

Utility — 0.1%
WPPI Energy, Power Supply System Series A, Rev., 5.00%, 7/1/2020	3,275	3,394

Total Wisconsin		52,296

Wyoming — 0.0% (b)
Utility — 0.0% (b)
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electrical System Project Series 2014-A, Rev., 2.00%, 6/1/2019	75	75

TOTAL MUNICIPAL BONDS (Cost $2,882,931)		2,889,570

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.5%
INVESTMENT COMPANIES — 4.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51% (h) (i) (Cost $133,119)	133,124	133,123

Total Investments — 101.6% (Cost $3,016,050)		3,022,693
Liabilities in Excess of Other Assets — (1.6%)		(47,247)

Net Assets — 100.0%		2,975,446

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Notes
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$133,123	$2,889,570	$—	$3,022,693

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51% (a) (b)	$106,738	$897,677	$871,301	$5	$4	$133,123	133,124	$308	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.